                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Municipal Bonds and Notes--105.3%
Alabama--1.8%
$      310,000   AL Drinking Water Finance Authority(1)      6.000%    08/15/2021   02/15/2011(A)  $       310,409
     2,440,000   AL HFA (South Bay Apartments)(1)            5.950     02/01/2033   02/01/2013(A)        2,459,300
       145,000   Bayou La Batre, AL Utilities Board
                 (Water & Sewer)(1)                          5.750     03/01/2027   02/19/2023(B)          141,414
        40,000   Bessemer, AL GO(1)                          6.250     02/01/2024   02/01/2011(A)           40,035
        25,000   Bessemer, AL Medical Clinic Board
                 (Bessemer Carraway Medical Center)(1)       5.625     05/15/2017   05/15/2011(A)           25,024
       155,000   Bessemer, AL Medical Clinic Board
                 (Bessemer Carraway Medical Center)(1)       6.000     05/15/2019   05/15/2011(A)          155,109
     1,470,000   Bessemer, AL Medical Clinic Board
                 (Bessemer Carraway Medical Center)          6.750     04/01/2011   04/01/2011           1,475,351
     4,900,000   Bessemer, AL Medical Clinic Board
                 (Bessemer Carraway Medical Center)(1)       7.250     04/01/2015   04/01/2011(A)        4,913,377
        65,000   Birmingham, AL Private Educational
                 Building Authority (Birmingham-Southern
                 College)(1)                                 6.000     12/01/2021   02/01/2021(B)           58,171
        50,000   Birmingham, AL Special Care Facilities
                 (Children's Hospital of Alabama)(1)         5.375     06/01/2017   06/01/2011(A)           50,067
     2,000,000   Courtland, AL Industrial Devel. Board
                 (International Paper Company)(1)            5.000     11/01/2013   11/01/2013           2,101,840
       200,000   Cullman County, AL Health Care
                 Authority (Cullman Regional Medical
                 Center)(1)                                  7.000     02/01/2036   05/04/2033(B)          193,570
     7,470,000   Huntsville, AL Health Care Authority,
                 Series A(1)                                 5.500     06/01/2025   06/01/2020(A)        7,635,983
     5,260,000   Jefferson County, AL Limited Obligation
                 School Warrant(1)                           5.250     01/01/2018   01/01/2018           5,175,472
     4,180,000   Jefferson County, AL Limited Obligation
                 School Warrant                              5.250     01/01/2019   01/01/2019           4,111,490
     6,860,000   Jefferson County, AL Limited Obligation
                 School Warrant                              5.500     01/01/2021   01/01/2021           6,792,498
     1,630,000   Jefferson County, AL Sewer(1)               5.250     02/01/2011   02/01/2011           1,627,539
     1,445,000   Jefferson County, AL Sewer(1)               5.250     02/01/2015   02/01/2015           1,368,863
       100,000   Jefferson County, AL Sewer                  5.375     02/01/2027   05/22/2025(B)           50,000
       290,000   Jefferson County, AL Sewer(1)               5.625     02/01/2022   03/18/2021(B)          120,170
       700,000   Marshall County, AL Health Care
                 Authority(1)                                5.750     01/01/2032   12/21/2027(B)          696,626
        50,000   Mobile, AL Limited Obligation Tax(1)        5.500     02/15/2023   02/15/2014(A)           50,986
     3,045,000   Morgan County-Decatur, AL Health Care
                 Authority (Decatur General Hospital)(1)     6.250     03/01/2013   03/15/2012(B)        3,009,922


                 1 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Alabama Continued
$   15,756,000   Morgan County-Decatur, AL Health Care
                 Authority (Decatur General Hospital)(1)     6.375%    03/01/2024   03/01/2011(A)  $    15,758,679
        65,000   Prattville, AL Industrial Devel. Board
                 (International Paper Company)(1)            6.700     03/01/2024   03/01/2011(A)           65,805
        65,000   Tuskegee, AL Utilities Board(1)             5.500     02/01/2016   02/01/2012(A)           65,101
       150,000   Tuskegee, AL Utilities Board(1)             5.500     02/01/2022   02/01/2011(A)          150,026
                                                                                                   ---------------
                                                                                                        58,602,827
Alaska--0.5%
        25,000   AK HFC (Veterans Mtg.)(1)                   5.200     12/01/2014   06/01/2012(A)           25,650
        25,000   AK HFC, Series A-1(1)                       6.000     06/01/2015   06/01/2011(A)           25,063
        15,000   AK HFC, Series A-2(1)                       5.900     06/01/2014   06/01/2011(A)           15,395
        10,000   AK Industrial Devel. & Export Authority
                 (Lake Dorothy Hydroelectric)(1)             5.250     12/01/2021   01/07/2020(B)            9,382
       500,000   AK Industrial Devel. & Export Authority
                 (Snettisham)(1)                             5.500     01/01/2017   01/01/2011(A)          500,390
       105,000   AK Industrial Devel. & Export Authority
                 (Snettisham)(1)                             6.000     01/01/2015   01/01/2011(A)          105,189
    16,630,000   AK Northern Tobacco Securitization
                 Corp. (TASC)(1)                             4.625     06/01/2023   06/01/2014(B)       15,206,139
                                                                                                   ---------------
                                                                                                        15,887,208
Arizona--3.4%
    27,570,000   Apache County, AZ IDA (Tucson Electric
                 Power Company)                              5.875     03/01/2033   03/01/2033          27,101,586
    36,075,000   AZ Health Facilities Authority (Banner
                 Health System)(2)                           6.000     01/01/2030   01/01/2013(A)       36,562,418
     1,375,000   Goodyear, AZ IDA Water & Sewer
                 (Litchfield Park Service Company)(1)        6.750     10/01/2031   05/07/2028(B)        1,253,986
     1,630,000   Hassayampa, AZ Community Facilities
                 District (Hassayampa Village
                 Community)(1)                               7.750     07/01/2021   01/01/2011(A)        1,648,908
     1,365,000   Litchfield Park, AZ Community Facility
                 District(1)                                 6.375     07/15/2026   12/10/2022(B)        1,208,298
     1,040,000   Maricopa County, AZ IDA (Christian Care
                 Mesa II)                                    6.000     01/01/2014   07/01/2011(B)        1,008,488
        15,000   Maricopa County, AZ IDA (Whispering
                 Palms Apartments)(1)                        5.600     07/01/2013   07/01/2013              14,315
    17,135,000   Maricopa County, AZ IDA Health
                 Facilities (Catholic Healthcare West)(1)    6.000     07/01/2021   01/01/2011(A)       17,147,509
     7,000,000   Maricopa County, AZ Pollution Control
                 Corp. (Public Service Company of New
                 Mexico)(1)                                  5.200     06/01/2043   06/01/2020(D)        6,856,990
     5,000,000   Mohave County, AZ IDA (Mohave Prison)(1)    6.750     05/01/2012   11/06/2011(C)        5,185,800


                 2 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Arizona Continued
$    3,530,000   Mohave County, AZ IDA (Mohave Prison)(1)    7.000%    05/01/2013   05/01/2013     $     3,737,952
     1,200,000   Phoenix, AZ IDA (Gourmet Boutique
                 West)(1)                                    5.500     11/01/2017   11/01/2017             992,748
        45,000   Pima County, AZ IDA (International
                 Studies Academy)(1)                         6.750     07/01/2031   11/29/2027(B)           42,321
         5,000   Scottsdale, AZ IDA (Scottsdale Memorial
                 Hospitals)(1)                               5.500     09/01/2012   09/14/2011(C)            5,260
     5,115,000   Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC
                 Obligated Group)(1)                         5.250     09/01/2030   09/30/2027(B)        5,058,991
       465,000   Tucson & Pima Counties, AZ IDA (Single
                 Family Mtg.)(1)                             6.350     01/01/2034   07/01/2016(A)          470,320
       425,000   Tucson, AZ IDA (Joint Single Family
                 Mtg.)(1)                                    5.250     07/01/2038   01/01/2013(B)          418,073
     1,750,000   Verrado, AZ Community Facilities
                 District No. 1(1)                           6.500     07/15/2027   07/03/2023(B)        1,553,878
                                                                                                   ---------------
                                                                                                       110,267,841
Arkansas--0.1%
       465,000   AR Devel. Finance Authority (Madison
                 Industrial Devel./Community Living
                 Obligated Group)(1)                         5.800     12/01/2020   06/01/2011(A)          465,419
       250,000   AR Devel. Finance Authority (Single
                 Family Mtg.)(1)                             5.300     07/01/2024   07/01/2012(A)          254,618
        95,000   North Little Rock, AR Health Facilities
                 Board (Baptist Health)(1)                   5.600     07/01/2017   07/01/2011(A)           95,608
       875,000   Warren, AR Solid Waste Disposal
                 (Potlatch Corp.)(1)                         7.500     08/01/2013   08/01/2011(A)          874,860
                                                                                                   ---------------
                                                                                                         1,690,505
 California--12.7%
     4,350,000   Antelope Valley, CA Healthcare
                 District(1)                                 5.250     09/01/2017   09/01/2017           4,162,863
     4,180,000   Antioch, CA Public Financing
                 Authority(1)                                5.625     01/01/2022   01/01/2011(A)        4,192,164
     3,000,000   Antioch, CA Public Financing
                 Authority(1)                                5.625     01/01/2027   01/01/2011(A)        3,007,410
     6,160,000   CA ABAG Finance Authority for NonProfit
                 Corporations (San Diego Hospital
                 Assoc.)(1)                                  6.125     08/15/2020   02/15/2012(A)        6,229,115
       400,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.000     06/01/2026   06/01/2015(B)          351,316
     7,440,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.250(,3) 06/01/2021   03/15/2014(B)        6,662,520
     8,570,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.450(,3) 06/01/2028   09/14/2018(B)        7,005,975
     2,860,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.500     06/01/2033   04/24/2013(B)        2,414,955


                 3 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
California Continued
$    3,095,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.600%(3) 06/01/2036   11/23/2021(B)  $     2,341,182
     3,000,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.650(3)  06/01/2041   05/22/2022(B)        2,152,890
     5,080,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.750     06/01/2029   06/01/2015(B)        4,825,390
     9,000,000   CA County Tobacco Securitization Agency
                 (TASC)                                      5.875     06/01/2027   04/14/2019(B)        8,488,710
     2,505,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   5.875     06/01/2043   08/27/2019(B)        1,821,060
     5,310,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   6.000     06/01/2029   06/01/2015(B)        5,049,332
       135,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                   6.000     06/01/2042   06/26/2020(B)          102,512
     2,400,000   CA GO(1)                                    5.375     06/01/2026   06/01/2011(A)        2,400,744
    11,500,000   CA GO(1)                                    6.000     03/01/2033   03/01/2020(A)       11,912,850
    15,275,000   CA GO(1)                                    6.000     11/01/2039   11/01/2019(A)       15,636,101
    29,000,000   CA Golden State Tobacco Securitization
                 Corp. (TASC)(1)                             0.000(4)  06/01/2037   08/21/2031(B)       16,334,830
    45,795,000   CA Golden State Tobacco Securitization
                 Corp. (TASC)(1)                             4.500     06/01/2027   10/27/2016(B)       35,206,738
     2,500,000   CA Golden State Tobacco Securitization
                 Corp. (TASC)(1)                             5.000     06/01/2033   10/10/2026(B)        1,725,850
     2,815,000   CA Health Facilities Financing
                 Authority (Northern California
                 Presbyterian Homes & Services)(1)           5.125     07/01/2018   07/01/2011(A)        2,815,282
       475,000   CA Health Facilities Financing
                 Authority (Pomona Valley Hospital
                 Medical Center)(1)                          5.750     07/01/2015   01/01/2011(A)          475,708
    50,000,000   CA Health Facilities Financing
                 Authority (Stanford Hospital)(2)            5.750     11/15/2031   11/15/2018          51,903,500
        50,000   CA HFA (Home Mtg.)(1)                       5.450     08/01/2033   05/16/2031(B)           47,269
       330,000   CA HFA (Home Mtg.)(1)                       5.750     08/01/2023   02/01/2018(A)          335,000
     2,200,000   CA HFA, Series C(1)                         5.750     08/01/2030   01/01/2013(A)        2,236,938
     2,000,000   CA Hi-Desert Memorial Health Care
                 District(1)                                 5.500     10/01/2019   04/25/2018(B)        1,856,560
    10,065,000   CA Public Works(1)                          5.375     03/01/2023   03/01/2020(A)       10,069,932
    10,225,000   CA Public Works(1)                          6.625     11/01/2034   11/01/2019(A)       10,775,310
     1,500,000   CA Public Works (Dept. of General
                 Services)(1)                                6.125     04/01/2028   04/01/2019(A)        1,533,915
        70,000   CA Public Works (Various Community
                 Colleges)(1)                                5.200     09/01/2017   01/27/2011(A)           70,090
       600,000   CA Public Works (Various Community
                 Colleges)(1)                                5.750     10/01/2030   01/27/2028(B)          582,378
     1,810,000   CA Statewide CDA (Fairfield
                 Apartments)(1)                              6.500     01/01/2016   12/22/2011(B)        1,803,158


                 4 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
California Continued
$      305,000   CA Statewide Financing Authority
                 Tobacco Settlement (TASC)(1)                5.625%    05/01/2029   05/01/2015(B)  $       284,653
     1,090,000   CA Veterans GO, Series BZ(1)                5.350     12/01/2021   06/01/2011(A)        1,090,153
     4,300,000   California County, CA Tobacco
                 Securitization Authority (TASC)(1)          5.625     06/01/2023   02/15/2013(A)        4,295,958
       700,000   Carlsbad, CA Improvement Bond Act
                 1915(1)                                     6.000     09/02/2034   09/02/2012(A)          700,371
       220,000   Carson, CA Public Financing Authority
                 (Remediation)(1)                            6.500     10/01/2036   10/01/2019(A)          225,498
     1,000,000   Contra Costa County, CA Public
                 Financing Authority (Pleasant Hill
                 Bart)(1)                                    5.125     08/01/2019   08/01/2011           1,003,400
     2,850,000   Duarte, CA COP (Hope National Medical
                 Center)                                     5.250     04/01/2019   04/01/2011(A)        2,869,779
     8,000,000   Fontana, CA Special Tax Community
                 Facilities District No. 2-A(1)              5.250     09/01/2017   03/01/2011(A)        8,043,120
     2,000,000   Foothill, CA Eastern Transportation
                 Corridor Agency Toll Road(1)                5.850     01/15/2023   01/15/2023           1,928,040
       750,000   Foothill, CA Eastern Transportation
                 Corridor Agency Toll Road(1)                5.875     01/15/2026   01/15/2026             717,180
     3,900,000   Foothill, CA Eastern Transportation
                 Corridor Agency Toll Road(1)                5.875     01/15/2026   01/15/2026           3,729,336
     9,000,000   Fresno, CA Airport(1)                       5.800     07/01/2030   07/01/2011(A)        9,004,770
     1,000,000   Huntington Beach, CA Community
                 Facilities District Special Tax
                 (McDonnell)(1)                              6.300     09/01/2032   09/01/2012(A)        1,010,100
     4,315,000   Inland, CA Empire Tobacco
                 Securitization Authority (TASC)(1)          4.625     06/01/2021   06/01/2021           3,360,263
    52,500,000   Inland, CA Empire Tobacco
                 Securitization Authority (TASC)             6.900(5)  06/01/2036   06/01/2036           2,106,825
        25,000   Lathrop, CA Improvement Bond Act 1915
                 (Mossdale Village Assessment District
                 03-1)(1)                                    5.800     09/02/2018   09/02/2018              23,954
    32,830,000   Los Angeles, CA Dept. of Airports (Los
                 Angeles International Airport)(1)           5.500     05/15/2030   05/15/2020(A)       33,796,515
       175,000   Los Angeles, CA Parking System(1)           5.250     05/01/2020   05/01/2011(A)          176,827
     5,620,000   Los Angeles, CA Regional Airports
                 Improvement Corp. (American Airlines)(1)    7.000     12/01/2012   07/02/2011(B)        5,608,648
        45,000   Maywood, CA Public Financing
                 Authority(1)                                7.000     09/01/2028   09/24/2024(B)           44,679
     1,000,000   Moreno Valley, CA Unified School
                 District Community Facilities District
                 Special Tax No. 2003-2(1)                   5.950     09/01/2034   09/01/2011(A)        1,001,780
    17,985,000   Northern CA Tobacco Securitization
                 Authority (TASC)(1)                         4.750     06/01/2023   02/01/2016(B)       15,537,601
     9,840,000   Northern CA Tobacco Securitization
                 Authority (TASC)(1)                         5.375     06/01/2038   02/17/2031(B)        7,112,647


                 5 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
California Continued
$    1,310,000   Northern, CA Inyo County Local Hospital
                 District(1)                                 6.000%    12/01/2021   08/04/2019(B)  $     1,307,839
     1,200,000   Oxnard, CA Harbor District(1)               5.750     08/01/2020   08/01/2011(A)        1,222,368
     4,550,000   Palomar Pomerado, CA Health Care
                 District COP(1)                             6.750     11/01/2039   11/01/2019(A)        4,555,415
       125,000   Perris, CA Public Financing Authority
                 (Central North)(1)                          6.750     10/01/2035   10/01/2018(A)          125,693
       500,000   Port of Oakland, CA(1)                      5.750     11/01/2013   06/01/2011(A)          501,450
       145,000   Port of Oakland, CA(1)                      5.750     11/01/2014   05/01/2011(A)          145,377
     3,275,000   Port of Oakland, CA(1)                      5.750     11/01/2016   06/01/2011(A)        3,281,681
     1,455,000   Port of Oakland, CA(1)                      5.750     11/01/2020   06/01/2011(A)        1,456,513
       940,000   Port of Oakland, CA(1)                      5.750     11/01/2022   06/01/2011(A)          940,667
    35,530,000   Port of Oakland, CA(1)                      5.750     11/01/2029   01/23/2027(B)       35,529,289
     2,250,000   Poway, CA Unified School District
                 Special Tax(1)                              6.125     09/01/2033   08/11/2030(B)        2,186,730
       465,000   Riverside County, CA Public Financing
                 Authority COP(1)                            5.750     05/15/2019   10/01/2015(B)          425,703
     1,370,000   Sacramento County, CA Hsg. Authority
                 (Verandas Apartments Senior
                 Community)(1)                               5.700     03/01/2034   03/01/2011(A)        1,374,836
     6,050,000   Sacramento, CA City Financing Authority
                 (California EPA Building)(1)                5.250     05/01/2019   06/01/2011(A)        6,059,015
       425,000   San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)(1)                                 6.125     01/01/2027   01/01/2011(A)          425,230
     1,995,000   San Marcos, CA Special Tax(1)               5.900     09/01/2028   05/02/2026(B)        1,768,707
        20,000   Santa Ana, CA Financing Authority
                 (South Harbor Boulevard)(1)                 5.125     09/01/2019   03/01/2011(A)           20,046
     5,000,000   Santa Rosa, CA Rancheria Tachi Yokut
                 Tribe Enterprise(1)                         6.125     03/01/2013   04/06/2011(B)        4,950,250
    15,940,000   Southern CA Tobacco Securitization
                 Authority(1)                                4.750     06/01/2025   12/23/2014(B)       13,688,953
     6,615,000   Val Verde, CA Unified School District(1)    5.500     08/01/2033   08/15/2032(B)        6,563,932
        30,000   West Sacramento, CA Financing Authority
                 (City Administration Facilities)(1)         5.300     09/01/2030   03/01/2011(A)           30,000
                                                                                                   ---------------
                                                                                                       416,761,338
Colorado--0.7%
        75,000   Broomfield, CO Water Activity(1)            5.400     12/01/2016   06/01/2011(A)           75,982
       100,000   Broomfield, CO Water Activity(1)            5.500     12/01/2019   12/01/2011(A)          101,311
       100,000   CO Hsg. & Finance Authority
                 (Multifamily)(1)                            5.450     10/01/2028   04/01/2011(A)           99,995
         5,000   CO Hsg. & Finance Authority
                 (Multifamily)(1)                            5.700     10/01/2021   04/01/2011(A)            5,003
        50,000   CO Hsg. & Finance Authority
                 (Multifamily)(1)                            5.900     10/01/2038   04/01/2011(A)           50,006


                 6 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Colorado Continued
$      530,000   CO Hsg. & Finance Authority (Single
                 Family)                                     5.483%(5) 11/01/2029   07/19/2024(B)  $       176,707
       420,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  5.900     08/01/2023   12/15/2012(C)          431,353
       195,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  6.450     04/01/2030   04/01/2016(A)          199,232
       700,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  6.800     04/01/2030   03/24/2011(C)          717,325
       670,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  6.900     04/01/2029   04/01/2011(A)          712,746
        35,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  7.250     10/01/2031   10/01/2012(C)           35,931
        20,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  7.450     10/01/2016   05/03/2011(C)           20,765
       270,000   CO Hsg. & Finance Authority (Single
                 Family)(1)                                  7.500     04/01/2031   04/01/2011(A)          283,111
       225,000   CO Hsg. & Finance Authority, Series
                 D-2(1)                                      6.350     11/01/2029   11/22/2013(C)          235,807
     5,900,000   CO Regional Transportation District
                 (Denver Transportation Partners)(1)         6.000     01/15/2034   05/04/2032(B)        5,885,191
        50,000   CO Technical Center Metropolitan
                 District(1)                                 5.400     12/01/2018   06/01/2011(A)           50,037
        25,000   Colorado Springs, CO COP (Colorado
                 Springs Recreational Facilities
                 Authority)(1)                               5.450     12/01/2014   06/01/2011(A)           25,092
       910,000   Colorado Springs, CO Hospital(1)            6.375     12/15/2030   08/19/2028(B)          904,376
     1,950,000   Colorado Springs, CO Hospital (Memorial
                 Health System)(1)                           5.750     12/15/2024   12/15/2014(A)        1,989,936
        25,000   Colorado Springs, CO Public Facilities
                 Authority COP (Old City Hall)(1)            5.400     12/01/2016   12/01/2011(A)           25,091
       100,000   Colorado Springs, CO Public Facilities
                 Authority COP (Old City Hall)(1)            5.500     12/01/2020   12/01/2011(A)          100,313
        45,000   Denver, CO City & County Airport(1)         5.500     11/15/2017   05/15/2011(A)           45,077
        25,000   Denver, CO City & County Airport(1)         6.125     11/15/2025   05/15/2011(A)           25,084
     1,655,000   Denver, CO City & County Airport,
                 Series A(1)                                 6.000     11/15/2014   05/15/2011(A)        1,660,743
     2,465,000   Denver, CO City & County Airport,
                 Series A(1)                                 6.000     11/15/2015   05/15/2011(A)        2,473,554
     2,460,000   Denver, CO City & County Airport,
                 Series A(1)                                 6.000     11/15/2016   05/15/2011(A)        2,468,536
        15,000   Denver, CO City & County Airport,
                 Series A(1)                                 6.000     11/15/2017   05/15/2011(A)           15,052
     1,385,000   Denver, CO City & County Airport,
                 Series A(1)                                 6.000     11/15/2018   05/15/2011(A)        1,389,806


                 7 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Colorado Continued
$      500,000   Denver, CO City & County Multifamily
                 Hsg. (National Boston Lofts Associates)     5.750%    10/01/2027   01/08/2022(B)  $       467,425
       420,000   Eagle County, CO Airport Terminal
                 Corp.(1)                                    5.050     05/01/2015   10/22/2012(B)          402,175
        70,000   Interlocken, CO Metropolitan District       5.750     12/15/2011   06/15/2011(A)           70,502
        50,000   University of Colorado(1)                   6.000     12/01/2022   06/01/2011(A)           50,743
                                                                                                   ---------------
                                                                                                        21,194,007
Connecticut--0.3%
        30,000   CT Airport (Bradley International
                 Airport)(1)                                 5.125     10/01/2026   04/24/2025(B)           29,869
        10,000   CT Airport (Bradley International
                 Airport)(1)                                 5.125     10/01/2031   11/07/2029(B)            9,465
       935,000   CT Devel. Authority (Bridgeport
                 Hydraulic Company)(1)                       6.150     04/01/2035   04/01/2035             909,091
       215,000   CT Devel. Authority (Bridgeport
                 Hydraulic Company)(1)                       6.150     04/01/2035   04/01/2035             209,042
        25,000   CT Devel. Authority (Church Homes)          5.700     04/01/2012   04/01/2011(A)           25,037
        60,000   CT Devel. Authority (Church Homes)(1)       5.800     04/01/2021   03/08/2017(B)           58,414
     7,555,000   CT Devel. Authority Pollution Control
                 (Connecticut Light & Power Company)         5.950     09/01/2028   10/01/2012(A)        7,575,323
        30,000   CT GO(1)                                    5.650     03/15/2012   03/15/2011(A)           30,125
       125,000   CT H&EFA (Bridgeport Hospital)(1)           5.375     07/01/2019   06/01/2011(A)          125,061
        35,000   CT H&EFA (Bridgeport Hospital)(1)           5.375     07/01/2025   02/24/2023(B)           33,538
        55,000   CT H&EFA (Bridgeport Hospital)(1)           6.625     07/01/2018   01/01/2011(A)           55,681
       435,000   CT H&EFA (Bridgeport
                 Hospital/Bridgeport Hospital Foundation
                 Obligated Group)(1)                         6.500     07/01/2012   01/01/2011(A)          436,366
       185,000   CT H&EFA (DKH/CHHC/HNE Obligated
                 Group)(1)                                   5.375     07/01/2026   01/01/2011(A)          185,057
         5,000   CT H&EFA (New Horizons)                     5.875     11/01/2012   06/01/2011(A)            5,018
       300,000   CT H&EFA (William W Backus Hospital)        5.000     07/01/2017   07/01/2011(A)          300,309
        30,000   CT HFA(1)                                   5.200     11/15/2020   05/15/2011(A)           30,014
       130,000   CT HFA, Series C(1)                         5.500     11/15/2035   12/11/2013(B)          129,120
       100,000   CT Special Obligation Parking (Bradley
                 International Airport Parking
                 Company)(1)                                 6.500     07/01/2018   03/09/2016(B)           96,338
       155,000   Eastern CT Res Rec (Wheelabrator
                 Lisbon)(1)                                  5.500     01/01/2014   10/26/2011(A)          155,408
       600,000   Eastern CT Res Rec (Wheelabrator
                 Lisbon)(1)                                  5.500     01/01/2020   01/01/2011(A)          600,648
                                                                                                   ---------------
                                                                                                        10,998,924


                 8 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Delaware--0.0%
$      190,000   DE Hsg. Authority (Multifamily Mtg.)(1)     6.950%    07/01/2014   02/01/2011(C)  $       204,812
District of Columbia--1.1%
       200,000   District of Columbia (James F. Oyster
                 Elementary School)(1)                       6.450     11/01/2034   11/16/2033(B)          186,218
        10,000   District of Columbia HFA (Single
                 Family), Series B(1)                        5.850     12/01/2018   06/01/2011(A)           10,337
        20,000   District of Columbia HFA (Single
                 Family), Series B(1)                        5.900     12/01/2028   06/01/2011(A)           20,517
     9,915,000   District of Columbia Tobacco Settlement
                 Financing Corp.(1)                          6.250     05/15/2024   05/15/2016(B)        9,608,924
     6,180,000   District of Columbia Tobacco Settlement
                 Financing Corp.(1)                          6.500     05/15/2033   05/15/2022(B)        6,121,908
    15,050,000   District of Columbia Tobacco Settlement
                 Financing Corp.(1)                          6.750     05/15/2040   05/15/2024(B)       14,710,322
   207,670,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                      7.000(5)  06/15/2046   06/13/2024(B)        5,980,896
                                                                                                   ---------------
                                                                                                        36,639,122
Florida--7.1%
     4,110,000   Arborwood, FL Community Devel. District
                 (Centex Homes)(1)                           5.250     05/01/2016   05/01/2016           3,715,851
        15,000   Baker County, FL Hospital Authority(1)      5.300     12/01/2023   11/04/2019(B)           12,211
     1,290,000   Baker County, FL Hospital Authority
                 (Baker County Medical Services)(1)          5.100     12/01/2013   06/23/2012(B)        1,222,043
        15,000   Bay County, FL Water System(1)              6.250     09/01/2014   03/01/2011(A)           15,067
       740,000   Bonnet Creek, FL Resort Community
                 Devel. District Special Assessment(1)       7.125     05/01/2012   11/06/2011(B)          727,753
       250,000   Brandy Creek, FL Community Devel.
                 District(1)                                 6.350     05/01/2034   05/01/2014(A)          250,120
        80,000   Broward County, FL Airport System(1)        5.125     10/01/2017   04/01/2011(A)           80,083
        30,000   Broward County, FL Airport System
                 (Passenger Facility)(1)                     5.250     10/01/2014   04/01/2011(A)           30,065
       105,000   Broward County, FL Airport System
                 (Passenger Facility)(1)                     5.250     10/01/2015   04/01/2011(A)          105,189
       245,000   Broward County, FL HFA(1)                   5.400     10/01/2038   10/01/2023(B)          227,718
        70,000   Broward County, FL HFA (Bridgewater
                 Place Apartments)(1)                        5.500     04/01/2041   06/23/2038(B)           62,985
       365,000   Broward County, FL HFA (Cross Keys
                 Apartments)                                 5.800     10/01/2033   08/20/2031(B)          343,476
        45,000   Broward County, FL HFA (Golden
                 Villas)(1)                                  6.750     10/01/2045   04/01/2016(A)           45,627
       220,000   Broward County, FL HFA (Pompano Oaks
                 Apartments)(1)                              6.100     12/01/2038   06/01/2011(A)          220,077
        75,000   Broward County, FL HFA (Praxis of
                 Deerfield Beach III)(1)                     5.300     09/01/2023   06/01/2011(A)           75,026
        90,000   Broward County, FL HFA (Praxis of
                 Deerfield Beach)(1)                         5.350     03/01/2031   12/14/2027(B)           88,791


                 9 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$       30,000   Broward County, FL HFA (Stirling
                 Apartments)(1)                              5.300%    10/01/2023   09/26/2020(B)  $        29,185
        80,000   Broward County, FL HFA (Stirling
                 Apartments)(1)                              5.650     10/01/2028   06/15/2024(B)           76,071
        50,000   Broward County, FL HFA (Venice Homes
                 Apartments)(1)                              5.650     01/01/2022   07/01/2011(A)           50,144
        35,000   Broward County, FL Port Facilities(1)       5.000     09/01/2027   12/28/2023(B)           32,084
       105,000   Cape Coral, FL Health Facilities
                 Authority (Gulf Care)(1)                    6.000     10/01/2016   04/01/2011(A)          105,095
        80,000   Collier County, FL HFA (Saxon Manor
                 Isle Apartments)(1)                         5.450     03/01/2030   04/01/2011(A)           79,993
       375,000   Collier County, FL HFA (Whistlers Green
                 Apartments)(1)                              5.400     12/01/2027   12/01/2011(A)          375,274
       240,000   Collier County, FL HFA (Whistlers Green
                 Apartments)(1)                              5.450     06/01/2039   08/10/2034(B)          231,919
       850,000   Collier County, FL IDA (Allete)(1)          6.500     10/01/2025   10/01/2025             839,979
     2,640,000   Colonial Country Club, FL Community
                 Devel.(1)                                   6.400     05/01/2033   05/01/2014(A)        2,669,383
     1,600,000   Concorde Estates, FL Community Devel.
                 District(6,7)                               5.000     05/01/2011   05/01/2011             751,040
         5,000   Cypress Club, FL Special Recreational
                 District(1)                                 7.100     09/01/2013   03/01/2011(A)            5,026
       205,000   Dade County, FL GO (Seaport)                5.125     10/01/2021   04/01/2011(A)          205,570
       170,000   Dade County, FL GO (Seaport)(1)             5.400     10/01/2021   04/01/2011(A)          170,495
       175,000   Dade County, FL GO (Seaport)(1)             5.450     10/01/2016   04/01/2011(A)          175,642
       125,000   Dade County, FL GO (Seaport)(1)             5.500     10/01/2026   04/01/2011(A)          125,286
     1,700,000   Dade County, FL GO (Seaport)(1)             5.750     10/01/2015   04/01/2011(A)        1,706,664
        70,000   Dade County, FL HFA (Golden Lakes
                 Apartments)(1)                              5.900     11/01/2022   03/01/2011(A)           70,019
       500,000   Dade County, FL HFA (Golden Lakes
                 Apartments)(1)                              5.950     11/01/2027   06/01/2011(A)          499,690
       305,000   Dade County, FL HFA (Golden Lakes
                 Apartments)(1)                              6.000     11/01/2032   06/01/2011(A)          303,868
       735,000   Dade County, FL HFA (Golden Lakes
                 Apartments)(1)                              6.050     11/01/2039   10/29/2036(B)          716,353
        20,000   Dade County, FL HFA (New Horizons
                 Associates)(1)                              5.875     07/15/2024   01/15/2011(A)           20,052
       110,000   Dade County, FL HFA (Siesta Pointe
                 Apartments)(1)                              5.700     09/01/2022   03/01/2011(A)          110,070
       170,000   Dade County, FL HFA (Siesta Pointe
                 Apartments)                                 5.750     09/01/2029   03/01/2011(A)          170,029
     1,155,000   Dade County, FL Res Rec(1)                  5.500     10/01/2013   04/01/2011(A)        1,158,095
     1,400,000   East Homestead, FL Community Devel.
                 District(6)                                 5.000     05/01/2011   05/01/2011           1,109,080
        80,000   Enterprise, FL Community Devel.
                 District(1)                                 5.750     05/01/2017   05/01/2011(A)           80,678


                 10 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$        5,000   Enterprise, FL Community Devel. District    6.100%    05/01/2016   05/01/2011(A)  $         5,019
     4,000,000   Escambia County, FL Environmental
                 Improvement (International Paper
                 Company)(1)                                 5.750     11/01/2027   11/01/2027           3,915,280
     4,860,000   Escambia County, FL Health Facilities
                 Authority(1)                                5.950     07/01/2020   03/13/2017(B)        4,981,111
         5,000   Escambia County, FL School Board COP(1)     5.500     02/01/2016   02/01/2011(A)            5,016
       885,000   Fiddler's Creek, FL Community Devel.
                 District(1)                                 5.800     05/01/2021   05/01/2012(B)          827,448
     1,000,000   Fiddler's Creek, FL Community Devel.
                 District(1)                                 5.875     05/01/2021   08/01/2012(B)          940,500
       230,000   FL Capital Projects Finance Authority
                 (Peerless Group)(1)                         7.500     08/01/2019   12/06/2014(B)          193,248
        15,000   FL Correctional Private Commission (350
                 Bed Youthful) COP(1)                        5.000     08/01/2017   02/01/2012(A)           15,020
       150,000   FL HFA(1)                                   6.300     09/01/2036   08/05/2032(B)          141,908
        20,000   FL HFA(1)                                   6.350     07/01/2028   04/01/2011(A)           20,014
        50,000   FL HFA(1)                                   6.350     07/01/2028   04/01/2011(A)           50,036
        30,000   FL HFA (Brittany of Rosemont)(1)            6.050     07/01/2015   01/01/2011(A)           30,031
        20,000   FL HFA (Grand Court Apartments)(1)          5.300     08/15/2031   07/03/2029(B)           19,654
        20,000   FL HFA (Holly Cove Apartments)(1)           6.050     10/01/2015   04/01/2011(A)           20,020
       285,000   FL HFA (Holly Cove Apartments)              6.250     10/01/2035   10/29/2031(B)          269,567
        40,000   FL HFA (Homeowner Mtg.)(1)                  5.900     07/01/2029   01/01/2011(A)           40,457
       110,000   FL HFA (Hsg. Partners of Gainesville)(1)    5.600     07/01/2027   06/22/2024(B)          100,382
        55,000   FL HFA (Landings at Sea Forest)(1)          5.850     12/01/2018   06/01/2011(A)           55,005
       215,000   FL HFA (Landings at Sea Forest)(1)          6.050     12/01/2036   10/21/2029(B)          197,908
       150,000   FL HFA (Leigh Meadows Apartments)(1)        6.100     09/01/2016   03/01/2011(A)          150,114
        60,000   FL HFA (Mar Lago Village Apartments)(1)     5.900     12/01/2027   10/04/2023(B)           56,805
        50,000   FL HFA (Mar Lago Village Apartments)        6.000     06/01/2039   12/09/2034(B)           45,931
        90,000   FL HFA (Mar Lago Village Associates)(1)     6.000     06/01/2039   06/01/2011(A)           90,114
       190,000   FL HFA (Reserve at Kanpaha)(1)              5.500     07/01/2020   01/15/2017(B)          182,930
        60,000   FL HFA (Reserve at North Shore)(1)          5.500     11/01/2020   05/13/2017(B)           57,490
        25,000   FL HFA (Reserve at North Shore)(1)          5.600     11/01/2027   10/21/2024(B)           22,787
       110,000   FL HFA (Spinnaker Cove Apartments)(1)       6.375     07/01/2026   01/01/2011(A)          109,988
     2,665,000   FL HFA (St. Cloud Village Associates)(1)    5.950     02/01/2030   02/01/2011(A)        2,666,013
        75,000   FL HFA (Stoddert Arms Apartments)(1)        6.300     09/01/2036   08/05/2032(B)           70,954
       165,000   FL HFA (Villas of Capri)(1)                 6.100     04/01/2017   04/01/2011(A)          165,231


                 11 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$       70,000   FL HFA (Wentworth Apartments)(1)            5.300%    05/01/2039   05/31/2037(B)  $        66,647
       550,000   FL HFA (Wentworth Apartments)(1)            5.375     11/01/2029   09/10/2027(B)          540,056
        20,000   FL HFA (Wentworth Apartments)(1)            5.400     11/01/2034   11/01/2034              18,089
        50,000   FL HFA (Westlake Apartments)(1)             5.300     09/01/2031   07/22/2029(B)           49,012
        75,000   FL HFA (Willow Lake Apartments)(1)          5.400     01/01/2032   02/01/2030(B)           65,698
        25,000   FL HFA (Windchase Apartments)(1)            5.750     12/01/2017   06/01/2011(A)           25,009
        95,000   FL HFA (Windchase Apartments)(1)            6.000     06/01/2039   06/01/2039              86,149
       220,000   FL HFA (Windchase Apartments)               6.000     06/01/2039   07/25/2034(B)          202,094
        80,000   FL HFA (Windchase Apartments), Series
                 C(1)                                        5.900     12/01/2027   08/20/2023(B)           76,136
       765,000   FL HFA (Woodbridge Apartments)(1)           6.050     12/01/2016   06/01/2011(A)          765,543
     1,750,000   FL HFA (Woodbridge Apartments)(1)           6.150     12/01/2026   09/13/2022(B)        1,696,433
     3,525,000   FL HFA (Woodbridge Apartments)(1)           6.250     06/01/2036   09/06/2032(B)        3,311,949
        20,000   FL HFA (Worthington Apartments)(1)          5.950     12/01/2015   06/01/2011(A)           20,019
       280,000   FL HFA (Worthington Apartments)(1)          6.050     12/01/2025   09/11/2021(B)          272,485
       230,000   FL HFA (Worthington Apartments)             6.200     12/01/2035   12/26/2031(B)          216,143
        25,000   FL HFA, Series 3(1)                         6.200     07/01/2016   04/01/2011(A)           25,037
        20,000   FL HFA, Series 3(1)                         6.300     07/01/2024   01/01/2011(A)           20,960
       715,000   FL HFC                                      5.487(5)  07/01/2030   01/01/2011(A)          228,342
    13,795,000   FL HFC(2)                                   5.750     01/01/2037   01/01/2016(A)       14,803,366
        15,000   FL HFC(1)                                   5.900     07/01/2021   01/01/2011(A)           15,483
        10,000   FL HFC                                      5.950     01/01/2032   01/01/2011(A)           10,003
        15,000   FL HFC (Andrews Place Apartments)(1)        5.000     11/01/2033   09/17/2031(B)           13,957
       180,000   FL HFC (Ashton Lake Apartments)(1)          5.700     07/01/2033   01/01/2011(A)          180,004
       125,000   FL HFC (Ashton Lake Apartments)(1)          5.875     01/01/2041   01/01/2011(A)          125,010
        25,000   FL HFC (Ashton Point Apartments)(1)         5.750     07/01/2036   01/01/2011(A)           25,001
       425,000   FL HFC (Bernwood Trace Associates)          5.832(5)  12/01/2029   12/01/2011(A)          137,802
       450,000   FL HFC (Brittany of Rosemont)               6.250     07/01/2035   02/10/2031(B)          425,790
        50,000   FL HFC (Deer Meadows Apartments)(1)         5.800     11/01/2019   11/01/2011(A)           50,468
        40,000   FL HFC (Deer Meadows Apartments)(1)         5.875     11/01/2025   06/01/2011(A)           40,156
        20,000   FL HFC (Grande Court Apartments)(1)         5.375     02/15/2035   09/09/2033(B)           19,588
        15,000   FL HFC (Hampton Court Apartments)(1)        5.600     03/01/2032   03/01/2011(A)           15,002
       100,000   FL HFC (Holly Cove Apartments)(1)           6.150     10/01/2025   07/04/2021(B)           98,279
        45,000   FL HFC (Homeowner Mtg.)(1)                  5.350     01/01/2021   04/01/2011(A)           45,020
        30,000   FL HFC (Homeowner Mtg.)(1)                  5.500     07/01/2012   01/01/2011(A)           30,615
       110,000   FL HFC (Homeowner Mtg.)                     5.580(5)  01/01/2029   12/21/2024(B)           36,651
        15,000   FL HFC (Homeowner Mtg.)(1)                  5.750     07/01/2017   01/01/2011(A)           15,156
     5,410,000   FL HFC (Homeowner Mtg.)(1)                  5.750     01/01/2037   01/01/2016(A)        5,631,918
        45,000   FL HFC (Hunters Ridge-Deerwood)(1)          5.300     12/01/2028   06/01/2011(A)           45,002


                 12 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$      120,000   FL HFC (Leigh Meadows Apartments)(1)        6.300%    09/01/2036   09/14/2032(B)  $       113,526
        50,000   FL HFC (Logan Heights Apartments)(1)        5.700     04/01/2021   04/01/2021              48,822
       120,000   FL HFC (Logan Heights Apartments)(1)        5.850     10/01/2033   03/04/2031(B)          109,988
       150,000   FL HFC (Logan Heights Apartments)(1)        6.000     10/01/2039   10/01/2039             136,844
        20,000   FL HFC (Logan's Pointe Apartments)(1)       5.900     12/01/2019   06/01/2011(A)           20,171
     5,040,000   FL HFC (Logan's Pointe Apartments)(1)       6.000     06/01/2039   12/01/2011(A)        5,059,253
       200,000   FL HFC (Logan's Pointe Apartments)          6.276(5)  12/01/2029   12/01/2011(A)           61,002
        25,000   FL HFC (Marina Bay Apartments)(1)           5.750     08/01/2033   02/01/2011(A)           25,002
       125,000   FL HFC (Peacock Run Apartments)(1)          5.400     08/01/2042   08/01/2039(B)          120,414
       350,000   FL HFC (Raceway Pointe Apartments)(1)       5.950     09/01/2032   12/18/2030(B)          338,398
       110,000   FL HFC (Raceway Pointe Partners)(1)         5.750     09/01/2027   03/29/2024(B)          101,772
        15,000   FL HFC (River Trace Senior
                 Apartments)(1)                              5.700     07/01/2035   01/01/2011(A)           15,000
        20,000   FL HFC (Sanctuary Winterlakes)(1)           5.850     09/01/2026   09/01/2011(A)           20,075
       250,000   FL HFC (Spring Harbor Apartments)           5.500     08/01/2019   08/01/2011(A)          250,570
        95,000   FL HFC (Spring Harbor Apartments)(1)        5.900     08/01/2039   04/25/2035(B)           86,042
        25,000   FL HFC (Sundance Pointe Associates)(1)      5.750     08/01/2033   02/01/2011(A)           25,001
        20,000   FL HFC (Waterbridge Apartments)(1)          5.125     08/01/2027   05/04/2027(B)           17,555
        50,000   FL HFC (Waverly Apartments)                 6.200     07/01/2035   07/01/2012(A)           50,462
       295,000   FL HFC (Westwood Apartments)(1)             5.450     02/01/2041   07/04/2040(B)          286,911
        40,000   FL HFC (Winterlakes Sanctuary), Series
                 H-1(1)                                      6.000     09/01/2032   09/01/2011(A)           40,131
       180,000   FL HFC (Woodridge Apartments)(1)            5.850     10/01/2033   01/29/2032(B)          163,019
        35,000   FL HFC (Woodridge Apartments)(1)            6.000     10/01/2039   03/03/2037(B)           31,724
        50,000   FL HFC (Woods Vero Beach)(1)                5.750     10/01/2024   10/01/2011(A)           50,082
     1,500,000   FL Intergovernmental Finance
                 Commission(1)                               5.125     02/01/2031   06/02/2027(B)        1,482,330
     7,900,000   FL Municipal Loan Council(1)                5.375     11/01/2030   11/20/2028(B)        7,799,828
        95,000   FL Ports Financing Commission(1)            5.125     06/01/2011   06/01/2011              95,334
       470,000   FL Ports Financing Commission(1)            5.375     06/01/2016   06/01/2011(A)          470,780
     1,830,000   FL Ports Financing Commission(1)            5.375     06/01/2027   08/26/2022(B)        1,775,576
        25,000   FL Ports Financing Commission(1)            5.500     10/01/2018   04/01/2011(A)           25,151
       130,000   FL Ports Financing Commission(1)            5.500     10/01/2023   10/01/2011(A)          130,289
       955,000   FL Ports Financing Commission(1)            5.500     10/01/2029   05/30/2027(B)          922,950
        25,000   FL State Board of Regents (Florida
                 International University)(1)                5.375     07/01/2016   01/01/2011(A)           25,090


                 13 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$        5,000   FL State Board of Regents (University
                 Central Florida)                            6.000%    10/01/2013   04/01/2011(A)  $         5,021
        10,000   Gainesville, FL Utilities System(1)         6.000     10/01/2014   04/01/2011(A)           10,043
       600,000   Gulf Breeze, FL GO(1)                       6.050     12/01/2015   06/01/2011(A)          601,500
       105,000   Halifax, FL Hospital Medical Center(1)      5.200     04/01/2018   02/03/2011(A)          105,408
     1,640,000   Halifax, FL Hospital Medical Center(1)      5.250     06/01/2026   07/08/2024(B)        1,570,710
     3,500,000   Hialeah Gardens, FL Health Facilities
                 Authority (SJRNC/VMNRC/SJR/
                 CHFTEH /SANC Obligated Group)(1)            5.250     08/15/2024   03/10/2023(B)        3,406,830
       650,000   Highlands, FL Community Devel.
                 District(6)                                 5.000     05/01/2011   05/01/2011             324,610
     2,000,000   Hillsborough County, FL IDA (National
                 Gypsum Company)(1)                          7.125     04/01/2030   04/01/2030           1,818,320
        95,000   Jacksonville, FL Capital Improvement
                 (Gator Bowl)(1)                             5.250     10/01/2025   04/01/2011(A)           94,998
     3,665,000   Jacksonville, FL EDC (Met Packaging
                 Solutions)(1)                               5.500     10/01/2030   05/28/2028(B)        3,442,131
     5,555,000   Jacksonville, FL EDC (Met Packaging
                 Solutions)(1)                               5.875     06/01/2025   05/19/2021(B)        5,472,508
     2,910,000   Jacksonville, FL EDC (Met Packaging
                 Solutions)(1)                               5.875     06/01/2031   01/29/2029(B)        2,817,491
        10,000   Jacksonville, FL Hsg. (Windermere
                 Manor)(1)                                   5.875     03/20/2028   03/20/2011(A)           10,006
    13,020,000   Jacksonville, FL Port Authority(1)          6.000     11/01/2038   11/01/2012(A)       13,139,524
         5,000   Jacksonville, FL Sales Tax (River City
                 Renaissance)(1)                             5.125     10/01/2018   04/01/2011(A)            5,043
       165,000   Lakeland, FL Hospital System (Lakeland
                 Regional Medical Center)(1)                 5.250     11/15/2016   05/15/2011(A)          165,234
        40,000   Lakeland, FL Hospital System (Lakeland
                 Regional Medical Center)(1)                 5.250     11/15/2025   03/19/2022(B)           39,329
        25,000   Lakeland, FL Light & Water(1)               5.750     10/01/2019   04/01/2011(A)           26,394
     4,550,000   Lee County, FL Airport(1)                   5.750     10/01/2025   10/01/2011(A)        4,572,250
       155,000   Lee County, FL Airport(1)                   6.000     10/01/2029   10/01/2011(A)          155,846
    15,480,000   Lee County, FL Airport(1)                   6.000     10/01/2032   04/01/2011(A)       15,538,205
        20,000   Lee County, FL COP (Master Lease)(1)        5.125     10/01/2012   10/01/2011(A)           20,059
        90,000   Lexington Oaks, FL Community Devel.
                 District(1)                                 6.700     05/01/2033   05/01/2012(A)           90,832
        10,000   Manatee County, FL HFA (Single Family
                 Mtg.)(1)                                    5.500     03/01/2035   05/01/2011(C)           10,289
         5,000   Manatee County, FL HFA, Series A(6,7)       9.125     06/01/2016   03/05/2014(B)            4,775
        20,000   Manatee County, FL Port Authority(1)        5.400     10/01/2013   04/01/2011(A)           20,053
        35,000   Martin County, FL Health Facilities
                 Authority (Martin Memorial Medical
                 Center)(1)                                  5.250     11/15/2020   11/28/2019(B)           34,119
    10,125,000   Martin County, FL IDA (Indiantown
                 Cogeneration)                               7.875     12/15/2025   06/15/2011(A)       10,190,813


                 14 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$      270,000   Martin County, FL IDA (Indiantown
                 Cogeneration)                               8.050%    12/15/2025   06/15/2011(A)  $       271,755
        70,000   Miami, FL Community Redevel. (Southeast
                 Overtown/Park West)(1)                      8.500     10/01/2015   04/01/2011(A)           70,233
     5,705,000   Miami-Dade County, FL (Parks Program)(1)    6.000     11/01/2024   06/01/2011(A)        5,751,096
        25,000   Miami-Dade County, FL Aviation(1)           5.250     10/01/2015   04/01/2011(A)           25,042
        50,000   Miami-Dade County, FL Aviation(1)           5.250     10/01/2017   04/01/2011(A)           50,052
        15,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   5.250     10/01/2022   10/01/2012(A)           15,212
     2,650,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   5.375     10/01/2025   10/01/2012(A)        2,673,082
     5,000,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   5.750     10/01/2018   10/01/2012(A)        5,179,300
     3,500,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   5.750     10/01/2020   10/01/2012(A)        3,601,815
        50,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   5.750     10/01/2024   10/01/2012(A)           50,650
     4,175,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   6.000     10/01/2024   04/01/2011(A)        4,220,132
     5,310,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                   6.000     10/01/2029   10/01/2012(A)        5,365,065
        25,000   Miami-Dade County, FL HFA (Country Club
                 Villas Apartments)(1)                       6.000     10/01/2015   04/01/2011(A)           25,115
        35,000   Miami-Dade County, FL HFA (Country Club
                 Villas Apartments)(1)                       6.050     10/01/2019   04/01/2011(A)           35,111
        20,000   Miami-Dade County, FL HFA (Country Club
                 Villas Apartments)(1)                       6.100     10/01/2029   04/01/2011(A)           20,025
     5,000,000   Miami-Dade County, FL HFA (Country Club
                 Villas Apartments)(1)                       6.200     10/01/2039   04/01/2011(A)        5,005,200
     1,235,000   Miami-Dade County, FL HFA
                 (Homeownership Mtg.)(1)                     5.450     10/01/2038   11/08/2013(B)        1,140,485
       200,000   Miami-Dade County, FL HFA (Marbrisa
                 Apartments)(1)                              6.050     08/01/2029   05/21/2028(B)          195,048
     1,335,000   Miami-Dade County, FL HFA (Sunset Bay
                 Apartments)(1)                              6.050     01/01/2041   01/01/2013(A)        1,345,213
     3,280,000   Miami-Dade County, FL IDA (BAC Funding
                 Corp.)(1)                                   5.250     10/01/2020   04/01/2011(A)        3,356,654
        75,000   Miami-Dade County, FL Public Service
                 Tax Revenue (UMSA Public
                 Improvements)(1)                            5.250     10/01/2016   04/01/2011(A)           75,515
        20,000   Miami-Dade County, FL Special
                 Obligation, Series B                        5.426(5)  10/01/2031   10/01/2031               4,750
        25,000   Naples, FL Hospital Revenue (Naples
                 Community Hospital)                         5.375     10/01/2011   04/01/2011(A)           25,054
        10,000   North Palm Beach Heights, FL Water
                 Control District, Series A(1)               6.500     10/01/2012   04/01/2011(A)           10,047


                 15 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$       30,000   North Palm Beach Heights, FL Water
                 Control District, Series B(1)               6.500%    10/01/2012   04/01/2011(A)  $        30,140
       235,000   Oakland, FL Charter School(1)               6.950     12/01/2015   12/01/2015             243,561
        25,000   Okaloosa County, FL Airport(1)              5.500     10/01/2023   09/08/2019(B)           23,429
     1,215,000   Orange County, FL HFA(1)                    5.650     09/01/2034   09/01/2013(A)        1,263,284
        20,000   Orange County, FL HFA (Homeowner)(1)        5.000     09/01/2017   02/01/2012(C)           20,218
        20,000   Orange County, FL HFA (Homeowner)(1)        5.450     09/01/2022   03/01/2011(A)           20,292
        30,000   Orange County, FL HFA (Homeowner)(1)        5.500     09/01/2027   03/01/2012(A)           30,226
        40,000   Orange County, FL HFA (Loma Vista)(1)       5.400     09/01/2019   03/01/2011(A)           40,006
        15,000   Orange County, FL HFA (Loma Vista)(1)       5.450     09/01/2024   07/12/2022(B)           14,494
       120,000   Orange County, FL HFA (Loma Vista)(1)       5.500     03/01/2032   09/01/2024(B)          107,179
       620,000   Orange County, FL HFA (Seminole
                 Pointe)(1)                                  5.650     12/01/2017   01/25/2015(B)          612,715
     1,200,000   Orlando, FL Tourist Devel. Tax(1)           5.250     11/01/2023   11/13/2022(B)        1,159,368
       235,000   Osceola County, FL HFA (Tierra Vista
                 Apartments)                                 5.800     12/01/2029   06/01/2011(A)          235,049
       120,000   Palm Beach County, FL Health Facilities
                 Authority (ACTS Retirement/Life
                 Communities)(1)                             5.125     11/15/2029   10/17/2029(B)          109,362
       100,000   Palm Beach County, FL Health Facilities
                 Authority (Jupiter Medical Center)(1)       5.250     08/01/2018   02/01/2011(A)          100,106
       210,000   Palm Beach County, FL Health Facilities
                 Authority (Jupiter Medical Center)(1)       5.250     08/01/2023   02/01/2011(A)          210,065
         5,000   Palm Beach County, FL Health Facilities
                 Authority (Life Care Retirement
                 Communities)                                5.500     10/01/2011   04/01/2011(A)            5,011
        35,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)                         5.600     12/01/2012   06/01/2011(A)           35,083
       140,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)(1)                      5.800     12/01/2017   06/01/2011(A)          141,357
       400,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)(1)                      5.850     12/01/2022   06/01/2011(A)          400,312
       250,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)(1)                      5.900     06/01/2029   06/01/2011(A)          250,070
        80,000   Palm Beach County, FL HFA (Golden Lake
                 Hsg. Assoc.)                                6.100     08/01/2029   02/01/2011(A)           80,042
       130,000   Palm Beach County, FL HFA (Pinnacle
                 Palms Apartments)(1)                        5.650     07/01/2031   06/01/2011(A)          130,133
       945,000   Palm Beach County, FL HFA (Windsor Park
                 Apartments)                                 5.850     12/01/2033   10/18/2031(B)          911,471


                 16 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$      230,000   Palm Beach County, FL HFA (Windsor Park
                 Apartments)(1)                              5.900%    06/01/2038   07/05/2036(B)  $       221,824
     1,100,000   Palm Glades, FL Community Devel.
                 District(1)                                 4.850     05/01/2011   05/01/2011             780,560
       850,000   Pasco County, FL HFA (Pasco Woods)(1)       5.800     08/01/2029   02/01/2011(A)          850,102
        50,000   Pinellas County, FL Educational
                 Facilities Authority (Barry
                 University)(1)                              5.875     10/01/2025   11/11/2023(B)           49,006
        55,000   Pinellas County, FL Educational
                 Facilities Authority (Barry University)     6.250     10/01/2015   10/01/2011(B)           55,651
        20,000   Pinellas County, FL HFA(1)                  5.500     03/01/2036   09/01/2014(A)           20,106
     1,200,000   Pinellas County, FL HFA (Oaks of
                 Clearwater)(1)                              6.250     06/01/2034   12/01/2013(A)        1,202,760
     3,250,000   Pinellas County, FL HFA (Oaks of
                 Clearwater)(1)                              6.375     06/01/2019   12/01/2013(A)        3,374,183
        25,000   Pinellas County, FL HFA (Single Family
                 Hsg.)(1)                                    5.450     09/01/2034   03/01/2011(C)           26,158
    13,020,000   Polk County, FL School Board COP(1)         5.500     01/01/2025   01/01/2011(A)       13,189,520
        80,000   Port Everglades, FL Authority,
                 Series A(1)                                 5.000     09/01/2016   03/01/2011(A)           80,946
        25,000   Port Palm Beach, FL District                5.300     09/01/2014   03/01/2011(A)           25,036
        20,000   Port Palm Beach, FL District(1)             5.500     09/01/2019   03/01/2011(A)           20,007
       145,000   Port Palm Beach, FL District(1)             5.500     09/01/2024   10/09/2022(B)          139,400
       285,000   Santa Rosa Bay, FL Bridge Authority         6.250     07/01/2028   03/10/2026(B)          136,791
     1,280,000   St. Johns County, FL IDA (World Golf
                 Foundation)(1)                              5.500     09/01/2016   09/01/2011(A)        1,308,378
        25,000   St. Johns County, FL IDA (World Golf
                 Foundation)(1)                              5.500     03/01/2017   03/01/2011(A)           25,030
     1,420,000   St. Johns County, FL IDA (World Golf
                 Foundation)(1)                              5.500     09/01/2017   09/01/2011(A)        1,448,712
     1,300,000   St. Johns County, FL IDA (World Golf
                 Foundation)(1)                              5.500     09/01/2018   09/01/2011(A)        1,324,375
        75,000   St. Lucie, FL West Services District(1)     6.000     10/01/2022   10/01/2012(A)           76,729
        30,000   St. Petersburg Beach, FL GO(1)              5.250     10/01/2013   04/01/2011(A)           30,110
     2,865,000   Sumter Landing, FL Community Devel.
                 District(1)                                 5.000     10/01/2020   07/02/2017(B)        2,761,946
     4,550,000   Tallahassee, FL Health Facilities
                 (Tallahassee Memorial Healthcare)(1)        6.250     12/01/2020   10/27/2018(B)        4,477,564
        65,000   Tallahassee, FL Health Facilities
                 (Tallahassee Memorial Medical Center)(1)    6.000     12/01/2015   06/01/2011(A)           65,129
     1,300,000   Tallahassee, FL Lease (Florida State
                 University Schools)(1)                      5.250     08/01/2023   08/01/2011(A)        1,317,745
     1,130,000   Tamarac, FL Industrial Devel. (Sunbelt
                 Precision Products)(1)                      6.500     08/01/2017   11/03/2014(B)        1,078,223


                 17 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Florida Continued
$       20,000   University Central Florida (Parking
                 Facility)(1)                                5.300%    07/01/2015   07/01/2011(A)  $        20,071
        25,000   University of South Florida (University
                 Bookstore)                                  6.000     07/01/2014   01/01/2011(A)           25,092
       590,000   Village, FL Community Devel. District(1)    7.625     05/01/2017   06/01/2011(C)          592,985
       100,000   Volusia County, FL Educational Facility
                 Authority (Embry-Riddle Aeronautical
                 University)(1)                              5.500     10/15/2014   10/15/2014             100,179
     4,380,000   Volusia County, FL Educational Facility
                 Authority (Embry-Riddle Aeronautical
                 University)(1)                              5.750     10/15/2029   06/15/2011(A)        4,381,226
       300,000   Volusia County, FL Educational Facility
                 Authority (Stetson University)(1)           5.250     06/01/2019   06/01/2011(A)          300,081
       250,000   Volusia County, FL Educational Facility
                 Authority (Stetson University)(1)           5.500     06/01/2016   06/01/2011(A)          250,070
       100,000   Volusia County, FL Educational Facility
                 Authority (Stetson University)(1)           5.500     06/01/2022   06/01/2011(A)          100,028
        10,000   Volusia County, FL HFA (Spring Arbor
                 Apartments)(1)                              5.200     08/01/2023   02/01/2011(A)           10,003
     1,000,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(6,7)            5.125     05/01/2013   05/01/2013             297,100
       943,844   Watergrass, FL Community Devel.             6.960     11/01/2017   11/01/2017             854,283
                 District Special Assessment(1)
                                                                                                   ---------------
                                                                                                       233,278,085
Georgia--2.7%
        70,000   Acworth, GA Hsg. Authority (Wingate
                 Falls Apartments)(1)                        6.125     03/01/2017   04/01/2011(A)           70,095
       115,000   Acworth, GA Hsg. Authority (Wingate
                 Falls Apartments)(1)                        6.200     03/01/2027   04/01/2011(A)          115,072
       700,000   Albany-Dougherty, GA Payroll Devel.
                 Authority (Proctor & Gamble Company)(1)     5.300     05/15/2026   05/15/2026             679,406
     5,625,000   Atlanta, GA Airport(1)                      5.625     01/01/2025   01/01/2013(A)        5,659,988
        65,000   Atlanta, GA Airport(1)                      5.625     01/01/2030   01/01/2012(A)           65,404
        15,000   Atlanta, GA Airport(1)                      5.750     01/01/2020   01/01/2011(A)           15,087
        50,000   Atlanta, GA Airport(1)                      5.875     01/01/2016   01/01/2011(A)           50,418
       200,000   Atlanta, GA Airport                         5.875     01/01/2017   01/01/2011(A)          201,658
     2,045,000   Atlanta, GA Devel. Authority Student
                 Hsg. (Clark Atlanta University)             6.000     07/01/2036   02/25/2032(B)        1,306,632
       140,000   Atlanta, GA Devel. Authority Student
                 Hsg. (Clark Atlanta University)             6.250     07/01/2036   05/13/2032(B)           92,684
        40,000   Atlanta, GA GO(1)                           5.000     12/01/2016   06/01/2011(A)           45,169


                 18 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Georgia Continued
$      100,000   Atlanta, GA Hsg. Authority (Village at
                 Castleberry)(1)                             5.200%    02/20/2019   02/20/2011(A)  $       100,091
        20,000   Atlanta, GA Hsg. Authority (Village at
                 Castleberry)(1)                             5.300     02/20/2029   11/05/2024(B)           19,746
        75,000   Atlanta, GA Hsg. Authority (Village at
                 Castleberry)(1)                             5.400     02/20/2039   10/03/2034(B)           72,470
       600,000   Atlanta, GA Tax Allocation (Eastside)(1)    5.625     01/01/2016   02/15/2013(C)          630,714
       235,000   Atlanta, GA Urban Residential Finance
                 Authority (Fulton Cotton Mill)(1)           6.000     05/20/2017   05/01/2011(A)          235,303
       185,000   Atlanta, GA Urban Residential Finance
                 Authority (Fulton Cotton Mill)              6.125     05/20/2027   06/01/2011(A)          185,118
       100,000   Atlanta, GA Urban Residential Finance
                 Authority (John Hope Community
                 Partnership)(1)                             5.550     11/20/2037   05/01/2011(A)           99,440
       220,000   Atlanta, GA Water & Wastewater
                 Authority(1)                                6.000     11/01/2028   11/01/2019(A)          233,682
       350,000   Atlanta, GA Water & Wastewater
                 Authority(1)                                6.250     11/01/2039   11/01/2019(A)          372,040
       100,000   Burke County, GA Devel. Authority
                 (Georgia Power Company)(1)                  5.450     05/01/2034   05/01/2034              92,156
        15,000   Chatham County, GA Hospital Authority
                 (Memorial Health Medical Center)(1)         6.000     01/01/2017   07/01/2012(A)           15,223
        50,000   Chatham County, GA Hospital Authority
                 (Memorial Health University Medical
                 Center/Memorial Health Obligated
                 Group)(1)                                   5.750     01/01/2029   01/14/2028(B)           44,171
     2,490,000   Chatham County, GA Hospital Authority
                 (Memorial Medical Center-Savannah)(1)       5.250     01/01/2016   01/01/2011(A)        2,490,946
     2,295,000   Chatham County, GA Hospital Authority
                 (Memorial Medical Center-Savannah)(1)       5.500     01/01/2021   02/21/2019(B)        2,255,251
       385,000   Chatham County, GA Hospital Authority
                 (Memorial Medical Center-Savannah)(1)       5.700     01/01/2019   01/01/2011(A)          385,054
    18,875,000   Chatham County, GA Hospital Authority
                 (Memorial Medical Center-Savannah)(1)       6.125     01/01/2024   07/01/2012(A)       18,900,293
        95,000   Clayton County, GA Hsg. Authority
                 (Pointe Clear Apartments)(1)                5.650     07/01/2017   04/01/2011(A)           95,086
       105,000   Clayton County, GA Hsg. Authority
                 (Pointe Clear Apartments)                   5.750     07/01/2029   04/01/2011(A)          105,018
         5,000   Cobb County, GA Hsg. Authority
                 (Garrison Plantation)(1)                    5.750     07/01/2014   03/01/2011(A)            5,013


                 19 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Georgia Continued
$       15,000   Colquitt County, GA Hospital Authority
                 Anticipation Certificates(1)                5.500%    03/01/2016   03/01/2011(A)  $        15,104
     9,090,000   East Point, GA (Camp Creek),
                 Series B(1)                                 8.000     02/01/2026   08/01/2012(A)        9,124,997
       895,000   Fulton County, GA Devel. Authority
                 (Catholic Health East)(1)                   5.250     11/15/2020   05/15/2019(A)          953,560
       915,000   Fulton County, GA Devel. Authority
                 (Catholic Health East)(1)                   5.500     11/15/2021   05/15/2019(A)          973,597
        20,000   Fulton County, GA Devel. Authority
                 (Cauley Creek Water)(1)                     5.250     02/01/2021   02/01/2011(A)           20,006
        45,000   Fulton County, GA Devel. Authority
                 (Clark Atlanta University)(1)               5.375     01/01/2020   06/02/2016(B)           40,177
       305,000   Fulton County, GA Devel. Authority
                 (Clark Atlanta University)(1)               5.375     01/01/2020   06/02/2016(B)          297,677
        20,000   Fulton County, GA Hospital Authority
                 (Northside Hospital)                        5.375     10/01/2012   04/01/2011(A)           20,034
    22,250,000   GA George L. Smith II Congress Center
                 Authority (Domed Stadium)(2)                5.500     07/01/2020   07/01/2011(A)       22,335,982
       110,000   GA George L. Smith II World Congress
                 Center Authority (Domed Stadium)(1)         5.500     07/01/2020   07/01/2011(A)          110,619
     5,000,000   GA George L. Smith II World Congress
                 Center Authority (Domed Stadium)(1)         5.700     07/01/2013   07/01/2011(A)        5,064,400
        20,000   GA HFA (Lake Vista Apartments)(1)           5.950     01/01/2027   01/01/2011(A)           20,012
        15,000   GA HFA (Single Family Mtg.)(1)              5.100     12/01/2020   07/12/2018(B)           14,847
        15,000   GA HFA (Single Family Mtg.)(1)              5.125     06/01/2019   06/01/2011(A)           15,006
        15,000   GA HFA (Single Family Mtg.)(1)              5.300     12/01/2022   06/01/2011(A)           15,026
       595,000   GA HFA (Single Family Mtg.)(1)              5.350     12/01/2022   12/14/2011(A)          597,612
        90,000   GA HFA (Single Family Mtg.)(1)              5.500     12/01/2032   12/01/2011(A)           90,011
        30,000   GA HFA (Single Family Mtg.)(1)              5.550     12/01/2026   06/01/2011(A)           30,287
        30,000   GA Hsg. & Finance Authority
                 (Cornerstone/Progressive Grove)(1)          5.950     01/01/2027   01/01/2011(A)           30,017
     2,860,000   GA Main Street Natural Gas(1)               5.000     03/15/2014   03/15/2014           3,015,155
        10,000   GA Municipal Assoc. (Atlanta Detention
                 Center)(1)                                  5.000     12/01/2023   06/01/2011(A)           10,023
        55,000   GA Municipal Gas Authority (Warner
                 Robins)(1)                                  6.125     01/01/2026   01/01/2011(A)           55,163
        40,000   GA Private Colleges & University
                 Authority (Mercer University)(1)            5.250     10/01/2013   10/01/2011(A)           40,269
        50,000   GA Private Colleges & University
                 Authority (Mercer University)(1)            5.250     10/01/2020   11/07/2018(B)           49,695
        20,000   GA Private Colleges & University
                 Authority (Mercer University)(1)            5.250     10/01/2025   11/07/2023(B)           18,580
         5,000   Hinesville, GA Leased Hsg. Corp.
                 (Regency Park)(1)                           7.250     01/15/2011   01/15/2011               5,006


                 20 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Georgia Continued
$    4,415,000   Lawrenceville, GA Hsg. Authority
                 (Knollwood Park Apartments)(1)              6.250%    12/01/2029   03/01/2011(A)  $     4,600,872
        45,000   Macon-Bibb County, GA Industrial
                 Authority(1)                                6.000     05/01/2013   06/01/2011(A)           45,143
       140,000   Macon-Bibb County, GA Industrial
                 Authority(1)                                6.100     05/01/2018   06/01/2011(A)          140,211
        65,000   Richmond County, GA Devel. Authority
                 (International Paper Company)(1)            5.400     02/01/2023   02/01/2023              61,839
        50,000   Richmond County, GA Devel. Authority
                 (International Paper Company)(1)            5.800     12/01/2020   06/01/2011(A)           50,006
       195,000   Richmond County, GA Devel. Authority
                 (International Paper Company)(1)            6.250     02/01/2025   02/01/2013(A)          196,876
       235,000   Vienna, GA Water & Sewer (Tyson
                 Foods)(1)                                   5.625     09/01/2012   10/13/2011(B)          225,398
     4,525,000   Ware County, GA Hospital Authority
                 (Satilla Health Services)(1)                5.500     03/01/2020   08/01/2013           4,453,415
                                                                                                   ---------------
                                                                                                        87,375,050
Hawaii--1.6%
       120,000   HI Airports System(1)                       5.250     07/01/2021   07/01/2011(A)          120,352
     6,770,000   HI Airports System(1)                       5.625     07/01/2018   07/01/2011(A)        6,898,630
       150,000   HI Airports System(1)                       5.750     07/01/2016   07/01/2011(A)          153,057
     2,740,000   HI Dept. of Budget & Finance (Hawaiian
                 Electric Company)(1)                        6.150     01/01/2020   01/01/2011(A)        2,744,083
        20,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaii Pacific Health)(1)          6.400     07/01/2013   08/15/2011(C)           20,635
        55,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaiian Electric Company)(1)      5.450     11/01/2023   11/01/2011(A)           55,000
        25,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaiian Electric Company)(1)      5.500     12/01/2014   06/01/2011(A)           25,051
       140,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaiian Electric Company)(1)      5.650     10/01/2027   10/01/2013(A)          138,939
    14,405,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaiian Electric Company)(1)      5.700     07/01/2020   07/01/2011(A)       14,474,720
    14,050,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaiian Electric Company)(1)      5.750     12/01/2018   06/01/2011(A)       14,110,275
     7,220,000   HI Dept. of Budget & Finance Special
                 Purpose (Hawaiian Electric Company)(1)      6.200     11/01/2029   06/01/2011(A)        7,223,177
     4,285,000   HI Harbor System, Series A(1)               5.750     07/01/2029   07/01/2011(A)        4,290,228
        40,000   HI HFDC (Single Family Mtg.)(1)             5.750     07/01/2030   01/01/2011(A)           40,317


                 21 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Hawaii Continued
$      375,000   Kuakini, HI Health System (Kuakini
                 Health System/Kuakini Medical
                 Center/Kuakini Geriatric Care Obligated
                 Group)(1)                                   6.375%    07/01/2032   07/08/2028(B)  $       358,759
                                                                                                   ---------------
                                                                                                        50,653,223
Idaho--0.1%
        20,000   Boise City, ID COP(1)                       5.600     09/01/2030   10/10/2028(B)           19,055
        10,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.250     07/01/2011   01/01/2011(A)           10,069
       145,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.300     07/01/2027   01/01/2016(A)          145,758
        15,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.400     07/01/2020   07/01/2011(A)           15,347
        90,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.550     07/01/2016   01/01/2011(A)           90,749
        10,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.600     07/01/2021   01/01/2012(A)           10,087
       150,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.625     07/01/2015   01/01/2011(A)          153,354
        10,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    5.750     07/01/2016   01/01/2011(A)           10,242
        20,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    6.000     07/01/2029   01/01/2011(A)           20,199
        10,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    6.050     01/01/2026   01/01/2011(A)           10,006
         5,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(1)                                    6.350     07/01/2016   01/01/2011(A)            5,008
         5,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.), Series H-2(1)                        6.200     07/01/2028   01/01/2011(A)            5,096
        10,000   ID Hsg. Agency (Multifamily Hsg.)           6.500     07/01/2011   01/01/2011(A)           10,036
        15,000   ID Hsg. Agency (Multifamily Hsg.)(1)        6.700     07/01/2024   01/01/2011(A)           15,012
        40,000   ID Hsg. Agency (Single Family Mtg.)(1)      6.450     07/01/2027   01/01/2011(A)           40,220
         5,000   ID Hsg. Agency (Single Family Mtg.),
                 Series A(1)                                 6.125     07/01/2026   06/02/2020(B)            5,147
        10,000   Malad, ID Water(1)                          5.500     03/01/2014   03/01/2011(A)           10,042
     2,035,000   Pocatello, ID Devel. Authority Revenue
                 Allocation Tax Increment, Series A(1)       5.500     08/01/2017   02/08/2014(B)        1,917,926
     1,000,000   Power County, ID Pollution Control (FMC
                 Corp.)                                      5.625     10/01/2014   10/01/2014             999,870
                                                                                                   ---------------
                                                                                                         3,493,223
Illinois--11.2%
       850,000   Bedford Park, IL Tax(1)                     5.125     12/30/2018   01/11/2018(B)          764,473
       715,000   Bryant, IL Pollution Control (Central
                 Illinois Light Company)(1)                  5.900     08/01/2023   02/01/2011(A)          715,486
        75,000   Bryant, IL Pollution Control (Central
                 Illinois Light Company)(1)                  5.900     08/01/2023   02/01/2011(A)           75,015


                 22 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Illinois Continued
$   27,500,000   Centerpoint, IL Intermodal Center
                 Program                                     8.500%(3) 06/15/2023   12/15/2011(D)  $    27,512,100
    32,965,000   Chicago, IL Board of Education(2)           5.250     12/01/2024   12/01/2016          33,669,734
        15,000   Chicago, IL GO(1)                           5.500     01/01/2019   07/01/2011(A)           15,199
        20,000   Chicago, IL Metropolitan Hsg. Devel.
                 Corp.(1)                                    6.850     07/01/2022   01/01/2011(A)           20,030
       250,000   Chicago, IL Midway Airport(1)               5.750     01/01/2017   01/01/2011(A)          250,475
        65,000   Chicago, IL Midway Airport,
                 Series A(1)                                 5.000     01/01/2028   05/14/2025(B)           59,002
    33,305,000   Chicago, IL Midway Airport,
                 Series A(1)                                 5.500     01/01/2029   01/01/2011(A)       33,309,330
     1,315,000   Chicago, IL Midway Airport, Series B(1)     5.625     01/01/2029   03/21/2026(B)        1,303,257
     5,435,000   Chicago, IL Midway Airport, Series B(1)     5.750     01/01/2022   01/01/2011(A)        5,438,424
        20,000   Chicago, IL Multifamily Hsg. (Archer
                 Courts Apartments)(1)                       5.500     12/20/2019   10/20/2011(A)           20,172
        75,000   Chicago, IL Multifamily Hsg. (Hearts
                 United Apartments)(1)                       5.600     01/01/2041   01/01/2016(A)           75,130
        25,000   Chicago, IL Multifamily Hsg. (St.
                 Edmund's Village)(1)                        6.125     09/20/2024   09/20/2011(A)           25,210
     3,410,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.375     01/01/2019   01/01/2012(A)        3,452,284
     4,630,000   Chicago, IL O'Hare International Airport    5.500     01/01/2016   01/01/2011(A)        4,635,880
     1,000,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.500     01/01/2016   01/01/2012(A)        1,012,800
       350,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.500     01/01/2018   01/01/2011(A)          354,564
       525,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.500     01/01/2024   01/01/2012(A)          527,861
     5,000,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.625     01/01/2020   01/01/2012(A)        5,063,050
        75,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.750     01/01/2014   01/01/2011(A)           75,976
        50,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.750     01/01/2018   01/01/2012(A)           51,139
     8,000,000   Chicago, IL O'Hare International
                 Airport(1)                                  5.750     01/01/2023   01/01/2014(A)        8,224,640
    53,570,000   Chicago, IL O'Hare International
                 Airport(1)                                  6.000     01/01/2029   01/01/2014(A)       54,768,897
        60,000   Chicago, IL O'Hare International
                 Airport (General Airport)(1)                5.250     01/01/2030   08/18/2029(B)           57,937
        60,000   Chicago, IL O'Hare International
                 Airport (General Airport)(1)                5.250     01/01/2034   04/07/2032(B)           53,501
         5,000   Chicago, IL O'Hare International
                 Airport (General Airport)                   5.500     01/01/2011   01/01/2011               5,000
         5,000   Chicago, IL O'Hare International
                 Airport (General Airport)(1)                5.500     01/01/2016   01/01/2012(A)            5,039


                 23 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Illinois Continued
$    9,150,000   Chicago, IL O'Hare International
                 Airport (General Airport)(1)                5.500%    01/01/2022   01/01/2012(A)  $     9,244,337
     5,250,000   Chicago, IL O'Hare International
                 Airport (General Airport)(1)                5.750     01/01/2020   01/01/2012(A)        5,341,508
         5,000   Chicago, IL O'Hare International
                 Airport (General Airport), Series A(1)      5.250     01/01/2023   01/01/2012(A)            5,025
     3,520,000   Chicago, IL O'Hare International
                 Airport (General Airport), Series A(1)      5.375     01/01/2032   05/07/2028(B)        3,378,883
       130,000   Chicago, IL O'Hare International
                 Airport (General Airport), Series A(1)      5.500     01/01/2016   01/01/2011(A)          130,165
    10,100,000   Chicago, IL O'Hare International
                 Airport (GeneralAirport)(2)                 5.000     01/01/2016   01/01/2012          10,178,881
     7,015,000   Chicago, IL O'Hare International
                 Airport (Passenger Facility Charge)(1)      5.350     01/01/2026   01/01/2012(A)        7,025,452
    13,235,000   Chicago, IL O'Hare International
                 Airport (Passenger Facility Charge)(1)      5.375     01/01/2032   08/26/2029(B)       12,893,802
     1,350,000   Chicago, IL Tax Increment COP
                 (Metramarket Chicago)                       6.870     02/15/2024   05/06/2015(A)        1,370,561
    12,280,000   Hodgkins, IL Environmental Improvement
                 (Metropolitan Biosolids Management)(1)      6.000     11/01/2015   06/01/2011(A)       12,283,930
       125,000   IL Civic Center(1)                          5.000     12/15/2013   12/15/2011(A)          125,408
     1,525,000   IL COP(1)                                   6.375     07/01/2017   01/01/2011(A)        1,528,584
       175,000   IL Dept. of Central Management Services
                 COP                                         6.150     07/01/2013   07/01/2011(A)          175,667
        15,000   IL Dept. of Central Management Services
                 COP(1)                                      6.200     07/01/2014   01/01/2011(A)           15,058
     7,245,000   IL Dept. of Central Management Services
                 COP                                         6.200     07/01/2017   01/01/2011(A)        7,323,898
       565,000   IL Devel. Finance Authority (Adams
                 County Mental Health Center/Adult
                 Comprehensive Human Services Obligated
                 Group)(1)                                   6.000     07/01/2015   01/01/2011(A)          563,904
        10,000   IL Devel. Finance Authority (Community
                 Rehabilitation Providers)(1)                5.700     07/01/2019   04/12/2017(B)            9,142
         5,000   IL Devel. Finance Authority (Community
                 Rehabilitation Providers)(1)                6.050     07/01/2019   07/07/2018(B)            4,681
     2,000,000   IL Devel. Finance Authority (Greek
                 American Nursing Home)(1)                   7.600     04/20/2040   04/20/2011(A)        2,135,860
         5,000   IL Devel. Finance Authority (Lester &
                 Rosalie Anixter Center/CCAR Industries
                 Obligated Group)(1)                         5.500     07/01/2012   01/01/2011(A)            4,982
       265,000   IL Devel. Finance Authority (Provena
                 Health)(1)                                  5.125     05/15/2023   11/18/2022(B)          256,380
     2,000,000   IL Devel. Finance Authority (Provena
                 Health)(1)                                  5.750     05/15/2013   05/15/2011(A)        2,004,120


                 24 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Illinois Continued
$    4,835,000   IL Devel. Finance Authority (Provena
                 Health)(1)                                  5.750%    05/15/2014   05/15/2011(A)  $     4,843,703
     2,750,000   IL Devel. Finance Authority (Provena
                 Health)(1)                                  5.750     05/15/2015   05/15/2011(A)        2,754,373
       395,000   IL Devel. Finance Authority (Provena
                 Health)(1)                                  5.750     05/15/2016   05/15/2011(A)          395,490
       550,000   IL Devel. Finance Authority (Roosevelt
                 University)(1)                              5.250     04/01/2022   10/05/2021(B)          516,549
        30,000   IL Devel. Finance Authority (Round
                 Lake)(1)                                    5.450     01/01/2019   01/01/2011(A)           30,089
    23,605,000   IL Devel. Finance Authority
                 Environmental Facilities (Citgo
                 Petroleum Corp.)(1)                         8.000     06/01/2032   06/01/2012(A)       23,803,990
       240,000   IL Devel. Finance Authority Pollution
                 Control (Illinois Power Company)(1)         5.400     03/01/2028   03/01/2028             227,755
    11,790,000   IL Devel. Finance Authority Pollution
                 Control (Illinois Power Company)(1)         5.700     02/01/2024   02/01/2024          11,783,987
        80,000   IL Devel. Finance Authority Water
                 Facilities (Northern Illinois Water
                 Company)(1)                                 5.000     02/01/2028   02/01/2028              69,058
       285,000   IL Devel. Finance Authority Water
                 Facilities (Northern Illinois Water
                 Company)(1)                                 5.500     12/01/2026   12/01/2026             263,354
     1,200,000   IL Educational Facilities Authority
                 (Augustana College)(1)                      5.625     10/01/2022   10/01/2012(A)        1,210,320
        50,000   IL Educational Facilities Authority
                 (Robert Morris College)(1)                  5.250     06/01/2014   06/01/2011(A)           50,124
       100,000   IL Educational Facilities Authority
                 (Robert Morris College)(1)                  5.375     06/01/2015   06/01/2011(A)          100,242
     3,130,000   IL Finance Authority (Little Company of
                 Mary Hospital and Health Care
                 Centers)(1)                                 5.500     08/15/2031   02/05/2031(B)        2,988,712
    17,075,000   IL Finance Authority (Resurrection
                 Health)(1)                                  6.125     05/15/2025   02/28/2023(B)       17,005,846
     6,210,000   IL Finance Authority (RUMC/RCMC/RCF
                 ObligatedGroup)(1)                          6.625     11/01/2039   05/01/2019(A)        6,506,528
     2,350,000   IL GO(1)                                    5.000     12/01/2027   11/23/2026(B)        2,130,134
    12,365,000   IL GO(1)                                    5.375     12/01/2025   12/01/2011(A)       12,368,586
        25,000   IL Health Facilities Authority (Holy
                 Family Medical Center)(1)                   5.125     08/15/2017   02/15/2011(A)           25,006
     5,130,000   IL Health Facilities Authority (Ingalls
                 Health System)(1)                           6.250     05/15/2014   05/15/2011(A)        5,172,323
     8,415,000   IL Health Facilities Authority (Loyola
                 University Health System)(1)                5.375     07/01/2017   01/01/2011(A)        8,418,534
     1,670,000   IL Health Facilities Authority
                 (Methodist Medical Center of
                 Illinois)(1)                                5.500     11/15/2014   05/15/2011(A)        1,674,108


                 25 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Illinois Continued
$      305,000   IL Health Facilities Authority (Sarah
                 Bush Lincoln Health Center)(1)              5.750%    02/15/2022   02/15/2011(A)  $       305,107
        50,000   IL Health Facilities Authority (Sarah
                 Bush Lincoln Health Center)(1)              6.000     02/15/2026   02/15/2011(A)           50,010
       100,000   IL Health Facilities Authority (Sherman
                 Health System)(1)                           5.250     08/01/2017   08/01/2011(A)          100,029
        20,000   IL Health Facilities Authority (Sherman
                 Health System)(1)                           5.250     08/01/2022   09/06/2020(B)           19,388
        25,000   IL Health Facilities Authority (Sherman
                 Health System)(1)                           5.250     08/01/2027   09/07/2025(B)           22,393
       500,000   IL Health Facilities Authority (Sherman
                 Health System)                              5.500     08/01/2012   02/01/2012(A)          500,930
        30,000   IL Hsg. Devel. Authority (Homeowner
                 Mtg.)(1)                                    5.500     08/01/2026   04/01/2011(C)           31,584
       200,000   IL Hsg. Devel. Authority, Series C-2(1)     5.250     08/01/2022   08/01/2012(A)          200,894
        90,000   Joliet, IL GO(1)                            6.250     01/01/2011   01/01/2011              90,000
        35,000   Lake County, IL HFC, Series A               6.800     05/01/2023   06/01/2011(A)           35,049
     4,510,000   Lombard, IL Public Facilities Corp.
                 (Conference Center & Hotel)(1)              5.500     01/01/2020   08/11/2018(B)        3,167,012
        10,000   Northern, IL University (Auxiliary
                 FacilitiesSystem)(1)                        6.000     04/01/2024   04/01/2011(A)           10,031
       150,000   Southwestern IL Devel. Authority
                 (Illinois-American Water Company)(1)        5.000     02/01/2028   02/01/2028             137,703
        50,000   Will-Kankakee, IL Regional Devel.
                 Authority (Consumers Illinois Water
                 Company)(1)                                 5.400     09/01/2030   09/01/2030              44,436
                                                                                                   ---------------
                                                                                                       364,595,210
Indiana--1.0%
       250,000   Boone County, IN Redevel. Commission(1)     5.375     08/01/2023   06/08/2021(B)          246,508
       110,000   De Kalb County, IN Redevel. Authority(1)    6.000     07/15/2018   01/15/2011(A)          110,187
       120,000   Delaware County, IN Redevel. District(1)    6.875     02/01/2018   08/01/2011(A)          120,142
     2,420,000   East Chicago, IN Exempt Facilities
                 (Inland Steel Company)(1)                   6.700     11/01/2012   11/01/2012           2,357,201
        30,000   Fort Wayne, IN Sewage Works(1)              5.000     08/01/2012   02/01/2011(A)           30,095
     3,260,000   Hammond, IN Local Public Improvement
                 District(1)                                 6.500     08/15/2025   08/15/2015(A)        3,303,717
     2,270,000   Hammond, IN Redevel. District (Marina
                 Area)(1)                                    6.000     01/15/2017   05/10/2015(B)        2,255,449
        35,000   IN Health Facility Financing Authority
                 (Community Hospital of Anderson)(1)         6.000     01/01/2014   06/01/2011(A)           35,084
       455,000   IN Health Facility Financing Authority
                 (Community Hospital of Anderson)(1)         6.000     01/01/2023   01/01/2011(A)          455,296


                 26 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Indiana Continued
$       40,000   IN Health Facility Financing Authority
                 (Munster Medical Research
                 Foundation/St. Catherine Hospital
                 Obligated Group)(1)                         5.500%    08/01/2013   08/01/2012(A)  $        40,928
     3,810,000   IN Health Facility Financing Authority
                 (Union Hospital)(1)                         5.125     09/01/2018   11/13/2015(B)        3,739,972
    10,675,000   IN Health Facility Financing Authority
                 (Union Hospital)(1)                         5.250     09/01/2023   09/01/2011(A)       10,033,860
        20,000   IN HFA (Single Family Mtg.)(1)              5.250     07/01/2023   07/01/2011(A)           20,137
       285,000   IN Hsg. & Community Devel. Authority
                 (Single Family Mtg.)(1)                     5.250     01/01/2037   06/24/2012(A)          298,193
        85,000   IN Hsg. & Community Devel. Authority
                 (Single Family Mtg.)(1)                     6.450     01/01/2040   11/01/2014(C)           90,326
       415,000   Madison County, IN Hospital Authority
                 (Community Hospital of Anderson)(1)         8.000     01/01/2014   01/01/2011(A)          416,793
        10,000   Michigan City, IN Redevel. Authority(1)     6.150     02/01/2019   02/01/2011(A)           10,015
     5,000,000   Petersburg, IN Pollution Control
                 (Indianapolis Power & Light Company)(1)     5.900     12/01/2024   08/01/2011(A)        5,035,750
       300,000   Petersburg, IN Pollution Control
                 (Indianapolis Power & Light Company)(1)     6.375     11/01/2029   08/01/2015(A)          302,700
     2,565,000   St. Joseph County, IN Economic Devel.
                 (Madison Center)                            5.450     02/15/2017   05/08/2014(B)        1,539,000
     2,340,000   St. Joseph County, IN Economic Devel.
                 (Madison Center)                            5.500     02/15/2021   01/15/2020(B)        1,404,000
                                                                                                   ---------------
                                                                                                        31,845,353
Iowa--0.1%
        15,000   Des Moines, IA Aviation System, Series
                 B(1)                                        5.125     07/01/2018   01/01/2011(A)           15,014
     2,000,000   Estherville, IA Hospital (Avera Holy
                 Family Health)(1)                           6.250     07/01/2026   07/01/2011(A)        2,002,400
       800,000   IA Finance Authority Retirement
                 Community (Friendship Haven)(1)             5.250     11/15/2014   11/26/2013(B)          779,208
        75,000   IA Student Loan Liquidity Corp.(1)          6.125     12/01/2011   06/01/2011(A)           75,314
                                                                                                   ---------------
                                                                                                         2,871,936
Kansas--1.1%
       115,000   La Cygne, KS Pollution Control (Kansas
                 Gas & Electric Company)(1)                  5.100     03/01/2023   03/01/2011(A)          115,028
       660,000   Pittsburgh, KS Transportation Devel.
                 District (N. Broadway-Pittsburgh Town
                 Center)(1)                                  4.800     04/01/2027   08/18/2020(B)          453,941
     5,545,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(2)                     5.250     12/01/2038   02/29/2012(C)        5,762,196
     4,600,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(2)                     5.250     12/01/2038   06/01/2017(A)        4,809,805


                 27 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Kansas Continued
     4,030,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(2)                     5.550%    06/01/2038   07/11/2019(A)  $     4,168,710
       415,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(1)                     5.650     12/01/2036   08/01/2011(C)          434,908
    10,475,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(2)                     5.800     12/01/2038   06/01/2015(C)       11,052,972
     8,755,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(2)                     5.875     06/01/2039   06/01/2020(A)        9,075,990
       125,000   Sedgwick & Shawnee Counties, KS Hsg.
                 (Single Family Mtg.)(1)                     6.950     06/01/2029   04/01/2014(C)          132,101
        15,000   Shawnee, KS Multifamily Hsg.
                 (Thomasbrook Apartments)(1)                 5.500     04/01/2024   04/01/2011(A)           15,006
                                                                                                   ---------------
                                                                                                        36,020,657
Kentucky--0.9%
       150,000   Jefferson County, KY Health Facilities
                 (JHHS)(1)                                   5.750     01/01/2026   01/01/2011(A)          150,000
        55,000   Jefferson County, KY Health Facilities
                 (JHHS/JHP/JHF Obligated Group)(1)           5.700     01/01/2021   01/01/2011(A)           55,039
     2,535,000   Jefferson County, KY Health Facilities
                 (University Medical Center)(1)              5.500     07/01/2017   01/01/2011(A)        2,538,245
       740,000   KY Area Devel. Districts (City of Ewing)    5.700     06/01/2015   06/01/2011(A)          753,697
        50,000   KY EDFA (Pikeville Medical Center)(1)       5.625     02/01/2017   02/01/2011(A)           50,059
       110,000   KY EDFA (Pikeville Medical Center)(1)       5.700     02/01/2028   08/26/2023(B)          109,756
        20,000   KY Hsg. Corp.(1)                            5.300     07/01/2018   01/01/2011(A)           20,416
        15,000   KY Hsg. Corp.(1)                            5.350     01/01/2021   07/01/2011(A)           15,048
        15,000   KY Hsg. Corp.(1)                            5.450     07/01/2022   01/01/2012(A)           15,087
        15,000   KY Hsg. Corp., Series C(1)                  5.375     07/01/2027   01/01/2012(A)           15,044
        65,000   KY Infrastructure Authority(1)              5.700     06/01/2013   06/01/2011(A)           65,944
    26,220,000   Louisville & Jefferson County, KY
                 Metropolitan Government Health
                 Facilities (Jewish Hospital & St.
                 Mary's Healthcare)(1)                       6.000     02/01/2022   02/01/2013(A)       26,918,239
       100,000   Madison County, KY Industrial Building
                 (McCready Manor)                            5.300     06/01/2011   06/01/2011             101,292
                                                                                                   ---------------
                                                                                                        30,807,866
Louisiana--4.3%
       195,000   Caddo Parish, LA Industrial Devel.
                 Board (Pennzoil Products Company)(1)        5.600     12/01/2028   12/01/2028             188,887
        70,000   Calcasieu Parish, LA Industrial Devel.
                 Board (Citgo Petroleum Corp.)(1)            6.000     07/01/2023   07/01/2023              64,719
       255,000   Calcasieu Parish, LA Industrial Devel.
                 Board (Conoco Phillips Holding
                 Company/E.I. Dupont de Nemours
                 Obligated Group)(1)                         5.750     12/01/2026   06/01/2011(A)          255,031


                 28 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Louisiana Continued
$      315,000   Calcasieu Parish, LA Public Trust
                 Authority(1)                                5.000%    04/01/2028   12/01/2011(C)  $       321,574
       190,000   De Soto Parish, LA Environmental
                 Improvement (International Paper
                 Company)(1)                                 5.600     11/01/2022   11/01/2022             182,924
     2,000,000   De Soto Parish, LA Environmental
                 Improvement (International Paper
                 Company)(1)                                 5.850     11/01/2027   11/01/2013(A)        2,000,480
       140,000   De Soto Parish, LA Environmental
                 Improvement (International Paper
                 Company)(1)                                 6.375     05/01/2025   05/01/2012(A)          141,632
        10,000   De Soto Parish, LA Pollution Control
                 (Cleco Utility Group)(1)                    5.875     09/01/2029   09/01/2029               9,691
        35,000   East Baton Rouge, LA Mtg. Finance
                 Authority (Single Family Mtg.)(1)           5.500     10/01/2025   04/01/2011(A)           35,009
        75,000   Iberville Parish, LA Pollution Control
                 (Entergy Gulf States)(1)                    5.700     01/01/2014   01/01/2014              73,857
     2,795,000   LA HFA (La Chateau)(1)                      6.000     09/01/2017   11/19/2014(B)        2,911,887
     1,965,000   LA HFA (La Chateau)(1)                      6.000     09/01/2020   09/01/2019(A)        1,987,283
        60,000   LA HFA (La Chateau)(1)                      7.250     09/01/2039   09/01/2019(A)           62,898
       200,000   LA HFA (Single Family Mtg.)(1)              5.800     06/01/2035   02/01/2012(C)          207,020
        10,000   LA HFA (Single Family Mtg.)(1)              5.900     12/01/2011   06/01/2011(A)           10,177
       730,000   LA HFA (Single Family Mtg.)(1)              6.375     06/01/2033   06/01/2012(C)          764,792
        20,000   LA HFA (St. Dominic Assisted Care)(1)       6.300     09/01/2015   03/01/2011(A)           20,044
        25,000   LA HFA (St. Dominic Assisted Care)(1)       6.850     09/01/2025   09/01/2011(A)           25,028
        20,000   LA HFA (St. Dominic Assisted Care)(1)       6.950     09/01/2036   03/01/2011(A)           20,358
     2,070,000   LA Local Government EF&CD Authority
                 (Bellemont Apartments)(1)                   6.000     09/01/2022   05/22/2018(B)        1,786,265
     6,455,000   LA Public Facilities Authority
                 (Centenary College)(1)                      5.625     02/01/2019   01/09/2015(B)        6,233,335
     3,100,000   LA Public Facilities Authority
                 (Louisiana Water Company)(1)                5.450     02/01/2013   02/01/2011(A)        3,107,533
       245,000   LA Public Facilities Authority (Touro
                 Infirmary)(1)                               5.625     08/15/2029   07/18/2026(B)          188,126
     7,500,000   LA State Citizens Property Insurance(1)     6.125     06/01/2024   06/01/2013(A)        7,856,100
       480,000   LA State University & Agricultural &
                 Mechanical College (Health Sciences
                 Center)(1)                                  6.200     05/01/2020   06/01/2011(A)          486,490
     1,125,000   LA State University & Agricultural &
                 Mechanical College (Health Sciences
                 Center)(1)                                  6.375     05/01/2031   05/01/2011(A)        1,139,445
    61,190,000   LA Tobacco Settlement Financing Corp.
                 (TASC)(1)                                   5.875     05/15/2039   07/05/2019(B)       58,702,015
    50,905,000   LA Tobacco Settlement Financing Corp.
                 (TASC), Series B(1)                         5.500     05/15/2030   08/16/2012(B)       50,363,371


                 29 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Louisiana Continued
$    2,000,000   Morehouse Parish, LA Pollution Control
                 (International Paper Company)(1)            5.250%    11/15/2013   11/15/2013     $     2,082,700
        25,000   New Orleans, LA Exhibit Hall Special
                 Tax (Ernest N. Morial)                      5.250     07/15/2011   01/15/2011(A)           25,054
        55,000   New Orleans, LA Exhibit Hall Special
                 Tax (Ernest N. Morial)(1)                   5.500     07/15/2018   07/15/2011(A)           55,018
       230,000   New Orleans, LA Exhibit Hall Special
                 Tax (Ernest N. Morial)(1)                   5.600     07/15/2025   10/02/2022(B)          217,106
        10,000   New Orleans, LA Finance Authority
                 (Single Family Mtg.)(1)                     5.350     12/01/2028   06/01/2011(A)           10,003
         5,000   New Orleans, LA Home Mtg. Authority
                 (Single Family Mtg.)(1)                     6.000     12/01/2021   06/01/2011(A)            5,100
        30,000   New Orleans, LA Sewage Service(1)           5.400     06/01/2017   06/01/2011(A)           30,042
        15,000   New Orleans, LA Sewage Service(1)           5.500     06/01/2017   06/01/2012(A)           15,172
        50,000   New Orleans, LA Sewage Service(1)           5.500     06/01/2019   06/01/2011(A)           50,562
       120,000   Orleans Parish, LA School Board, Series
                 B(1)                                        5.200     02/01/2014   02/01/2011(A)          119,994
       340,000   Shreveport, LA Hsg. Authority (U.S.
                 Goodman Plaza)(1)                           6.100     08/01/2019   12/26/2015(B)          250,444
        30,000   St. John Baptist Parish, LA (USX
                 Corp.)(1)                                   5.350     12/01/2013   06/01/2011(A)           30,033
        55,000   West Feliciana Parish, LA Pollution         5.800     04/01/2016   04/01/2012(B)           54,641
                 Control (Entergy Gulf States)(1)
                                                                                                   ---------------
                                                                                                       142,091,840
Maine--0.0%
       345,000   Jay, ME Solid Waste Disposal
                 (International Paper Company)(1)            5.125     06/01/2018   06/01/2013(A)          345,528
     2,000,000   ME Abitibi Bowater(6,7)                     7.750     10/01/2022   10/01/2011                  20
        15,000   ME H&HEFA, Series A(1)                      6.000     07/01/2024   01/01/2011(A)           15,056
        15,000   ME Municipal Bond Bank, Series B(1)         5.850     11/01/2020   06/01/2011(A)           15,059
        25,000   Winslow, ME (Crowe Rope Industries)         6.000     03/01/2012   03/01/2011(A)           25,090
                                                                                                   ---------------
                                                                                                           400,753
Maryland--0.3%
        90,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       5.150     03/01/2018   03/01/2011(A)           90,075
         5,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       5.350     07/01/2041   02/12/2037(B)            4,790
        25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       5.375     09/01/2024   03/01/2011(A)           25,013
       245,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       5.650     07/01/2039   03/01/2011(A)          244,993


                 30 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Maryland Continued
$    4,790,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       5.750%    09/01/2039   03/01/2019(A)  $     4,993,527
         5,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       5.850     07/01/2014   01/01/2011(A)            5,009
     2,600,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)          6.000     07/01/2039   04/01/2011(A)        2,600,650
       275,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)(1)       6.250     07/01/2031   01/01/2011(A)          275,154
     1,455,000   MD H&HEFA (Anne Arundel Medical
                 Center)(1)                                  5.125     07/01/2028   01/01/2011(A)        1,455,466
        65,000   MD H&HEFA (Johns Hopkins Hospital)(1)       5.500     07/01/2026   01/01/2011(A)           64,998
        50,000   MD H&HEFA (Medlantic/Helix Parent)(1)       5.250     08/15/2013   02/15/2011(A)           50,126
        55,000   MD Industrial Devel. Financing
                 Authority (Bon Secours Health System)(1)    5.500     08/15/2020   02/15/2011(A)           55,034
        10,000   Montgomery County, MD Hsg.
                 Opportunities Commission (Multifamily
                 Mtg.), Series B(1)                          6.400     07/01/2028   01/01/2011(A)           10,009
       905,000   Montgomery County, MD Hsg.
                 Opportunities Commission (Single Family
                 Mtg.)(1)                                    5.750     07/01/2029   12/13/2011(C)          966,866
                                                                                                   ---------------
                                                                                                        10,841,710
Massachusetts--0.9%
        35,000   MA Devel. Finance Agency (Curry
                 College)(1)                                 6.000     03/01/2031   03/01/2011(A)           34,994
     1,200,000   MA Devel. Finance Agency (Ogden
                 Haverhill)(1)                               5.500     12/01/2019   06/01/2011(A)        1,200,552
     2,800,000   MA Devel. Finance Agency (Springfield
                 Res Rec)(1)                                 5.625     06/01/2019   06/01/2011(A)        2,816,688
     3,825,000   MA Devel. Finance Agency (VOA Ayer)(1)      6.200     02/20/2046   02/20/2020(A)        3,869,829
     9,430,000   MA Educational Financing Authority(1)       5.300     01/01/2016   01/01/2011(A)        9,443,296
       220,000   MA Educational Financing Authority,
                 Series H(1)                                 6.350     01/01/2030   01/01/2018(A)          223,909
         5,000   MA H&EFA (Beverly Hospital Corp.)(1)        5.625     07/01/2013   01/01/2011(A)            5,010
       105,000   MA H&EFA (Boston Medical Center)(1)         5.000     07/01/2019   07/12/2018(B)          103,856
        70,000   MA H&EFA (Cape Cod Healthcare)(1)           5.450     11/15/2023   10/22/2019(B)           65,622
        50,000   MA H&EFA (Capital Asset Program)(1)         0.879(3)  07/01/2030   10/14/2019(B)           41,935
        10,000   MA H&EFA (Caregroup)(1)                     5.000     07/01/2018   07/01/2011(A)           10,004


                 31 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Massachusetts Continued
$    1,250,000   MA H&EFA (Nichols College)(1)               6.000%    10/01/2017   10/01/2011(A)  $     1,258,888
         5,000   MA H&EFA (UMass Memorial Health
                 Care/UMass Memorial Medical Center
                 Obligated Group)(1)                         5.250     07/01/2014   01/01/2011(A)            5,008
       210,000   MA H&EFA (VC/TC/FRS/VCS Obligated
                 Group)(1)                                   5.250     11/15/2018   05/15/2011(A)          209,183
     3,005,000   MA HFA (Rental Mtg.)(1)                     5.600     01/01/2045   09/18/2039(B)        2,968,970
       210,000   MA HFA, Series A                            5.150     12/01/2011   06/01/2011(A)          210,470
        35,000   MA HFA, Series A(1)                         5.500     07/01/2040   02/24/2035(B)           28,120
       480,000   MA Industrial Finance Agency (Arbors at
                 Taunton)(1)                                 5.300     06/20/2019   06/20/2011(A)          481,834
       260,000   MA Industrial Finance Agency (Avon
                 Associates)(1)                              5.375     04/01/2020   04/01/2011(A)          260,122
       930,000   MA Industrial Finance Agency
                 (Massachusetts American Water
                 Company)(1)                                 6.750     12/01/2025   06/01/2011(A)          930,056
     2,155,000   MA Industrial Finance Agency
                 (Massachusetts American Water
                 Company)(1)                                 6.900     12/01/2029   06/01/2011(A)        2,154,785
     1,000,000   MA Industrial Finance Agency (Ogden
                 Haverhill Associates)(1)                    5.600     12/01/2019   06/01/2011(A)        1,002,080
       225,000   MA Port Authority (US Airways)(1)           5.750     09/01/2016   10/12/2014(B)          211,703
       435,000   MA Port Authority (US Airways)(1)           6.000     09/01/2021   10/13/2019(B)          397,812
       715,000   MA Turnpike Authority, Series A(1)          5.550     01/01/2017   01/01/2011(A)          717,996
     1,000,000   MA Water Pollution Abatement Trust(1)       5.500     08/01/2029   02/01/2011(A)        1,002,720
                                                                                                   ---------------
                                                                                                        29,655,442
Michigan--2.8%
       500,000   Detroit, MI GO(1)                           5.250     04/01/2014   04/01/2014             495,695
       225,000   Detroit, MI Local Devel. Finance
                 Authority (Chrysler Corp.)(1)               5.375     05/01/2018   08/27/2014(B)          133,783
     3,070,000   Dickinson County, MI Healthcare
                 System(1)                                   5.700     11/01/2018   11/01/2011(A)        3,096,648
        20,000   Farmington Hills, MI EDC (Botsford
                 General Hospital)(1)                        5.700     02/15/2015   02/15/2011(A)           20,027
       155,000   Flint, MI Hospital Building Authority
                 (Hurley Medical Center)(1)                  5.375     07/01/2020   01/23/2019(B)          140,272
        20,000   Grand Rapids, MI Charter Township
                 (Porter Hills Foundation)(1)                5.200     07/01/2014   02/01/2011(A)           20,013
        10,000   Huron Shore, MI Regional Utility
                 Authority (Water & Sewer System)(1)         5.625     05/01/2015   06/01/2011(A)           10,157
        15,000   Kalamazoo, MI (Downtown Devel.)(1)          6.000     04/01/2013   04/01/2011(A)           15,179
       250,000   MI Hospital Finance Authority (Detroit
                 Medical Center Obligated Group)(1)          5.250     08/15/2028   07/25/2027(B)          237,498
     1,025,000   MI Hospital Finance Authority (Memorial
                 Hospital)(1)                                5.875     11/15/2021   05/15/2011(A)        1,026,169


                 32 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Michigan Continued
$      460,000   MI Hospital Finance Authority
                 (OUH/OHP/OHS Obligated Group)(1)            6.000%    04/01/2022   04/01/2013(A)  $       468,602
        20,000   MI Hospital Finance Authority (St. John
                 Hospital)(1)                                5.750     05/15/2016   05/15/2011(A)           20,888
       480,000   MI Hsg. Devel. Authority (Rental
                 Hsg.)(1)                                    6.100     10/01/2033   04/01/2011(A)          480,005
     4,000,000   MI Hsg. Devel. Authority (Single Family
                 Hsg.)(1)                                    5.000     12/01/2020   09/08/2018(B)        3,908,200
        50,000   MI Hsg. Devel. Authority, Series A(1)       5.300     10/01/2037   04/01/2011(B)           47,995
        15,000   MI Municipal Bond Authority(1)              7.100     11/01/2014   06/01/2011(A)           15,051
       650,000   MI Public Educational Facilities
                 Authority (Old Redford Academy)(1)          5.000     12/01/2013   01/05/2012(B)          663,039
    12,840,000   MI Tobacco Settlement Finance
                 Authority(1)                                5.125     06/01/2022   07/12/2013(B)       10,913,872
       750,000   Mount Clemens, MI Hsg. Corp. (FHA
                 Section 8), Series A(1)                     6.600     06/01/2022   06/01/2011(A)          750,998
    20,000,000   Royal Oak, MI Hospital Finance
                 Authority (William Beaumont Hospital)(1)    6.250     08/01/2023   08/01/2014(A)       20,631,400
     7,265,000   Wayne County, MI Airport Authority
                 (Detroit Metro Wayne Airport)(1)            5.250     12/01/2025   12/01/2025           6,845,083
     1,750,000   Wayne County, MI Building Authority(1)      5.250     06/01/2016   06/01/2011(A)        1,756,318
        55,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.000     12/01/2019   06/01/2011(A)           54,685
    10,000,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.000     12/01/2022   12/13/2021(B)        9,466,200
       830,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.250     12/01/2012   06/01/2011(A)          831,336
       100,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.250     12/01/2013   06/01/2011(A)          100,161
        20,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.250     12/01/2014   06/01/2011(A)           20,032
        25,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.250     12/01/2018   06/01/2011(A)           25,040
        10,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.375     12/01/2015   06/01/2011(A)           10,017
     7,950,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.375     12/01/2016   06/01/2011(A)        7,963,277


                 33 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Michigan Continued
$   21,790,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County)(1)      5.375%    12/01/2017   06/01/2011(A)  $    21,826,389
        25,000   Wexford County, MI Water Supply System      5.850     11/01/2012   06/01/2011(A)           25,586
        20,000   Wexford County, MI Water Supply
                 System(1)                                   6.250     11/01/2024   03/13/2011(A)           20,427
                                                                                                   ---------------
                                                                                                        92,040,042
Minnesota--2.0%
        60,000   Becker, MN Pollution Control (Northern
                 States Power Company)(1)                    8.500     03/01/2019   08/27/2012(A)           67,054
    58,000,000   Becker, MN Pollution Control (Northern
                 States Power Company)(1)                    8.500     04/01/2030   08/27/2012(A)       61,724,760
       580,000   Minneapolis, MN Multifamily Hsg.
                 (Nicollet Towers)(1)                        6.000     12/01/2019   06/01/2011(A)          581,491
        45,000   Minneapolis, MN Multifamily Hsg.
                 (Riverside Plaza)                           5.100     12/20/2018   05/17/2016(B)           43,737
       125,000   MN HFA (Single Family Mtg.)                 5.600     07/01/2013   01/01/2011(A)          125,374
       975,000   Olmsted County, MN Health Care
                 Facilities (Olmsted Medical Group)(1)       5.550     07/01/2019   01/01/2011(A)          977,642
       755,000   St. Paul, MN Hsg. & Redevel. Authority
                 (559 Capital Blvd./HSJH/BLMC/DRH/HESJH
                 Obligated Group)(1)                         5.700     11/01/2015   12/11/2013(B)          748,975
                                                                                                   ---------------
                                                                                                        64,269,033
Mississippi--0.4%
       865,000   Corinth & Alcorn County, MS Hospital
                 (Magnolia Regional Health Center)(1)        5.500     10/01/2021   04/21/2017(B)          846,870
       475,000   Gulfport, MS Hospital Facility
                 (Memorial Hospital at Gulfport)(1)          5.750     07/01/2031   07/01/2011(A)          476,667
        65,000   Gulfport, MS Hospital Facility
                 (Memorial Hospital at Gulfport)(1)          6.125     07/01/2015   01/01/2011(A)           65,138
       745,000   Gulfport, MS Hospital Facility
                 (Memorial Hospital at Gulfport)(1)          6.200     07/01/2018   01/01/2011(A)          745,998
       300,000   Jackson County, MS Port Improvement(1)      5.250     05/01/2012   06/01/2011(A)          300,768
       290,000   Jackson County, MS Port Improvement(1)      5.250     05/01/2013   06/01/2011(A)          290,592
       200,000   MS Business Finance Corp. (System
                 Energy Resources)(1)                        5.900     05/01/2022   05/01/2022             197,224
        75,000   MS Devel. Bank Special Obligation(1)        5.500     07/01/2031   07/01/2011(A)           76,884
       125,000   MS Devel. Bank Special Obligation(1)        5.500     07/01/2031   07/01/2031             123,039
       305,000   MS Home Corp. (Single Family Mtg.)(1)       5.300     12/01/2023   07/30/2012(C)          307,364
     3,495,000   MS Home Corp. (Single Family Mtg.)(1)       6.375     12/01/2032   08/01/2011(A)        3,757,020


                 34 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Mississippi Continued
$      105,000   MS Home Corp. (Valley State Student
                 Hsg.)                                       5.300%    12/01/2028   01/08/2027(B)  $        52,931
        50,000   MS Small Business Enterprise(1)             5.700     12/01/2013   06/01/2011(A)           50,141
        20,000   Tupelo, MS GO(1)                            5.900     08/01/2013   02/01/2011(A)           20,079
     3,000,000   Warren County, MS Environmental
                 Improvement (International Paper
                 Company)(1)                                 5.850     11/01/2027   11/01/2027           2,952,450
     1,075,000   Warren County, MS Environmental
                 Improvement (International Paper
                 Company)(1)                                 6.250     09/01/2023   09/01/2011(A)        1,077,666
                                                                                                   ---------------
                                                                                                        11,340,831
Missouri--0.4%
        15,000   Bates County, MO Hospital (Bates County
                 Memorial Hospital)(1)                       5.700     03/01/2026   04/09/2024(B)           13,704
       175,000   Belton, MO Tax Increment (Belton Town
                 Center)(1)                                  5.000     03/01/2014   09/06/2013(B)          172,825
       125,000   Belton, MO Tax Increment (Belton Town
                 Center)(1)                                  5.125     03/01/2015   03/01/2015             122,425
       100,000   Belton, MO Tax Increment (Belton Town
                 Center)(1)                                  5.250     03/01/2016   03/01/2016              97,003
       880,000   Branson, MO IDA (Branson Hills
                 Redevel.)(1)                                6.250     05/01/2013   06/04/2012(B)          881,223
     4,095,000   Hanley/Eager Road, MO Transportation
                 Devel. District(1)                          6.750     12/01/2033   03/01/2011(D)        3,719,529
     1,170,000   Kansas City, MO Special Facilities (MCI
                 Overhaul Base)(1)                           5.625     09/01/2017   09/01/2015(A)        1,336,210
     1,100,000   Kansas City, MO Tax Increment
                 (Briarcliff West)(1)                        5.150     06/01/2016   08/01/2013(B)        1,067,902
        20,000   Lees Summit, MO Tax (Summitwoods
                 Crossing)(1)                                6.250     05/01/2017   06/25/2015(B)           19,549
       950,000   Maplewood, MO Tax (Maplewood South
                 Redevel.)(1)                                5.200     11/01/2022   09/01/2012(B)          797,468
     1,500,000   Meadows, MO Transportation Devel.
                 District(1)                                 5.400     05/01/2035   05/01/2035           1,371,165
        10,000   MO Environmental Improvement & Energy
                 Resources Authority                         5.100     01/01/2011   01/01/2011              10,000
        25,000   MO Environmental Improvement & Energy
                 Resources Authority(1)                      5.125     01/01/2019   01/01/2011(A)           25,084
        25,000   MO Environmental Improvement & Energy
                 Resources Authority(1)                      5.450     01/01/2018   01/01/2011(A)           25,028
       240,000   MO Environmental Improvement & Energy
                 Resources Authority (Missouri-American
                 Water Company)(1)                           5.900     03/01/2030   03/01/2011(A)          239,976
       320,000   MO Environmental Improvement & Energy
                 Resources Authority (St. Joseph Light &
                 Power)(1)                                   5.850     02/01/2013   02/01/2011(A)          320,794


                 35 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Missouri Continued
$       65,000   MO H&EFA (Capital Region Medical
                 Center)(1)                                  5.650%    11/01/2024   11/01/2024     $        63,114
        95,000   MO H&EFA (FHS)(1)                           5.500     02/15/2024   02/15/2011(A)           95,029
         5,000   MO HDC (Single Family Mtg.)(1)              6.200     09/01/2025   12/15/2014(C)            5,220
        10,000   MO HDC (Truman Farm Villas)                 5.750     10/01/2011   04/01/2011(A)           10,031
        10,000   MO Hsg. Devel. Commission (Single
                 Family)(1)                                  6.450     09/01/2027   03/01/2011(A)           10,008
        25,000   MO Monarch-Chesterfield Levee
                 District(1)                                 5.750     03/01/2019   03/01/2011(A)           25,160
       200,000   Raymore, MO Tax Increment(1)                5.000     03/01/2012   03/01/2012             194,902
       300,000   Raymore, MO Tax Increment(1)                5.000     03/01/2013   03/01/2013             284,424
       275,000   Raymore, MO Tax Increment(1)                5.125     03/01/2014   03/01/2014             253,413
       230,000   Raymore, MO Tax Increment(1)                5.125     03/01/2015   03/01/2015             205,169
     2,120,000   Richmond Heights, MO Tax Increment &
                 Transportation Sales Tax(1)                 5.200     11/01/2021   07/21/2015(B)        1,834,521
        35,000   Sikeston, MO Electric(1)                    5.000     06/01/2022   01/21/2020(B)           33,347
        55,000   St. Charles County, MO IDA (Ashwood
                 Apartments)(1)                              5.600     04/01/2030   04/01/2011(A)           55,002
       500,000   St. Joseph, MO IDA (Shoppes at North
                 Village)(1)                                 5.100     11/01/2019   06/06/2018(B)          464,390
       100,000   St. Louis, MO Airport (Lambert-St.
                 Louis International Airport)(1)             6.250     07/01/2029   07/01/2019(A)          102,414
       675,000   Strother, MO Interchange Transportation
                 Devel. District (Lees Summit)(1)            5.000     05/01/2024   08/26/2021(B)          520,445
                                                                                                   ---------------
                                                                                                        14,376,474
Montana--0.2%
       215,000   Crow, MT Finance Authority (Tribal)(1)      5.700     10/01/2027   04/01/2011(A)          215,161
        15,000   MT Board of Hsg. (Single Family Mtg.)       5.450     06/01/2027   06/01/2011(A)           15,001
       790,000   MT Board of Hsg. (Single Family Mtg.)(1)    5.600     12/01/2023   06/01/2011(A)          806,148
         5,000   MT Board of Hsg. (Single Family Mtg.)(1)    5.750     06/01/2030   06/01/2011(A)            5,161
     1,670,000   MT Board of Hsg. (Single Family Mtg.)(1)    5.750     12/01/2035   06/24/2012(C)        1,755,270
        10,000   MT Board of Hsg. (Single Family Mtg.)(1)    5.900     06/01/2020   06/01/2011(A)           10,348
     1,940,000   MT Board of Hsg. (Single Family Mtg.)(1)    6.000     12/01/2029   06/01/2011(A)        1,973,019
         5,000   MT Board of Hsg. (Single Family Mtg.)(1)    6.250     12/01/2020   06/01/2011(A)            5,096
     2,330,000   MT Higher Education Student Assistance
                 Corp.                                       6.400     12/01/2032   12/01/2032           2,278,880
                                                                                                   ---------------
                                                                                                         7,064,084


                 36 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Multi States--0.7%
$   10,000,000   Centerline Equity Issuer Trust(1,8)         6.000%    04/30/2015   04/30/2015     $    10,497,600
     6,000,000   Munimae TE Bond Subsidiary(1)               5.125     11/29/2049   09/30/2015(D)        4,911,180
     8,000,000   Munimae TE Bond Subsidiary(1)               5.300     11/29/2049   09/30/2015(D)        5,875,280
     3,000,000   Munimae TE Bond Subsidiary(1)               5.500     11/29/2049   09/30/2015(B)        2,090,640
                                                                                                   ---------------
                                                                                                        23,374,700
Nebraska--0.0%
       125,000   NE Central Plains Gas Energy(1)             5.000     12/01/2013   12/01/2013             132,868
         5,000   NE Investment Finance Authority
                 (Kearney Plaza)(1)                          7.500     12/01/2023   01/01/2011(A)            5,010
         5,000   NE Investment Finance Authority
                 (Multifamily Hsg.)(1)                       6.000     12/01/2015   06/01/2011(A)            5,006
        30,000   NE Investment Finance Authority
                 (Multifamily Hsg.)(1)                       6.200     06/01/2028   06/01/2011(A)           30,020
        20,000   NE Investment Finance Authority (Single
                 Family Hsg.)(1)                             5.350     09/01/2032   03/01/2012(A)           20,416
                                                                                                   ---------------
                                                                                                           193,320
Nevada--0.3%
        25,000   Clark County, NV Improvement District(1)    6.250     02/01/2013   08/01/2012(A)           25,275
       400,000   Clark County, NV Industrial Devel.
                 (Southwest Gas Corp.)(1)                    5.450     03/01/2038   03/01/2013(D)          417,828
        50,000   Henderson, NV Redevel. Agency Tax
                 Allocation(1)                               6.900     10/01/2017   10/01/2012(A)           50,753
        25,000   Henderson, NV Redevel. Agency Tax
                 Allocation(1)                               7.200     10/01/2025   10/19/2024(B)           23,774
     3,755,000   Las Vegas, NV Paiute Tribe, Series A(1)     6.125     11/01/2012   05/07/2011(B)        3,544,795
       200,000   Las Vegas, NV Paiute Tribe, Series A(1)     6.625     11/01/2017   11/13/2015(B)          167,220
       100,000   Las Vegas, NV Special Improvement
                 District (Sumerlin Village)(1)              5.375     06/01/2014   06/01/2014              99,396
       250,000   Las Vegas, NV Special Improvement
                 District (Sumerlin Village)(1)              5.500     06/01/2015   06/01/2015             246,815
     2,540,000   NV GO(1)                                    5.000     05/15/2028   05/15/2011(A)        2,540,279
       290,000   NV Hsg. Division (Multi-Unit Hsg.)(1)       5.900     10/01/2016   04/01/2011(A)          290,438
        15,000   NV Hsg. Division (Single Family Mtg.)(1)    5.650     04/01/2022   04/01/2011(A)           15,056
         5,000   NV Hsg. Division (Single Family Mtg.),
                 Series B(1)                                 5.650     10/01/2021   04/01/2011(A)            5,003
       100,000   Reno, NV Redevel. Agency (Downtown
                 Redevel.)(1)                                5.000     09/01/2017   09/01/2011(A)          100,038
        15,000   Washoe, NV HFC (Washoe Mills
                 Apartments)(1)                              6.125     07/01/2022   06/01/2011(A)           15,015
       725,000   West Wendover, NV (Recreation
                 District)(1)                                5.375     12/01/2019   06/05/2019(B)          719,149
     1,510,000   West Wendover, NV (Recreation
                 District)(1)                                5.400     12/01/2017   06/01/2011(A)        1,510,453


                 37 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Nevada Continued
$      710,000   West Wendover, NV (Recreation
                 District)(1)                                5.400%    12/01/2021   08/19/2021(B)  $       687,450
                                                                                                   ---------------
                                                                                                        10,458,737
New Hampshire--2.5%
        15,000   Manchester, NH Hsg. & Redevel.
                 Authority, Series A                         6.000     01/01/2011   01/01/2011              15,000
       320,000   NH Business Finance Authority
                 (Pennichuck Water Works)(1)                 6.300     05/01/2022   06/01/2011(A)          320,333
       545,000   NH Business Finance Authority (Public
                 Service Company of New Hampshire)(1)        6.000     05/01/2021   05/01/2012(A)          547,387
    10,000,000   NH Business Finance Authority (Public
                 Service Company of New Hampshire)(1)        6.000     05/01/2021   05/01/2012(A)       10,052,500
    26,100,000   NH Business Finance Authority (Public
                 Service Company of New Hampshire)           6.000     05/01/2021   05/01/2012(A)       26,237,025
     4,600,000   NH Business Finance Authority (Public
                 Service Company of New Hampshire)(1)        6.000     05/01/2021   05/01/2012(A)        4,624,150
     7,000,000   NH Business Finance Authority (Public
                 Service Company of New Hampshire)(1)        6.000     05/01/2021   05/01/2011(A)        7,036,750
     5,000,000   NH Business Finance Authority (United
                 Illuminating Company)(1)                    6.875     12/01/2029   02/01/2012(D)        5,226,200
     7,000,000   NH Business Finance Authority (United
                 Illuminating Company)(1)                    7.125     07/01/2027   02/01/2012(D)        7,223,860
       100,000   NH H&EFA (Elliot Hospital/Elliot Health
                 System Obligated Group)(1)                  5.600     10/01/2022   10/01/2013(A)          101,162
    15,000,000   NH HE&HFA (Concord Hospital)(1)             6.000     10/01/2026   09/22/2022(B)       14,998,800
       130,000   NH HE&HFA (Dartmouth College)(1)            5.550     06/01/2023   06/01/2011(A)          130,018
        60,000   NH HFA (Prescott Hills Apartments)(1)       6.150     07/01/2040   01/01/2011(A)           60,018
       185,000   NH HFA (Single Family Mtg.)(1)              5.200     01/01/2024   07/01/2013(A)          186,010
        10,000   NH HFA (Single Family Mtg.)(1)              5.450     07/01/2021   01/01/2012(A)           10,070
       700,000   NH HFA (Single Family Mtg.)(1)              5.750     01/01/2037   07/23/2012(C)          731,003
        45,000   NH HFA (Single Family Mtg.)(1)              5.850     07/01/2017   01/01/2011(A)           45,070
     2,725,000   NH HFA (Single Family Mtg.)(1)              5.850     01/01/2034   03/01/2011(C)        2,918,775
        15,000   NH HFA (Single Family Mtg.)(1)              6.150     07/01/2029   12/01/2011(A)           15,445
       145,000   NH HFA (Single Family Mtg.)(1)              6.300     07/01/2031   01/01/2012(A)          152,002
     1,000,000   NH IDA (Connecticut Light & Power
                 Company)(1)                                 5.900     11/01/2016   11/01/2011(A)        1,001,780
        35,000   NH IDA (Connecticut Light & Power
                 Company)(1)                                 5.900     08/01/2018   10/01/2012(A)           35,118
                                                                                                   ---------------
                                                                                                        81,668,476
New Jersey--3.2%
     3,550,000   NJ EDA (Continental Airlines)(1)            6.625     09/15/2012   09/15/2012           3,590,186


                 38 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
New Jersey Continued
$      320,000   NJ EDA (Hackensack Water Company)(1)        5.800%    03/01/2024   03/01/2011(A)  $       320,163
     2,750,000   NJ EDA (Masonic Charity Foundation of
                 New Jersey)(1)                              6.000     06/01/2025   06/01/2013(A)        2,783,660
     3,605,000   NJ Health Care Facilities Financing
                 Authority (Deborah Heart & Lung
                 Center)(1)                                  6.200     07/01/2013   01/27/2012(B)        3,530,160
     5,000,000   NJ Health Care Facilities Financing
                 Authority (Deborah Heart & Lung
                 Center)(1)                                  6.300     07/01/2023   07/01/2019(B)        4,422,500
     1,195,000   NJ Health Care Facilities Financing
                 Authority (Jersey Shore University
                 Medical Center)                             6.125     07/01/2011   01/01/2011(A)        1,198,812
     1,245,000   NJ Health Care Facilities Financing
                 Authority (Jersey Shore University
                 Medical Center)                             6.125     07/01/2012   01/01/2011(A)        1,248,673
     1,345,000   NJ Health Care Facilities Financing
                 Authority (Jersey Shore University
                 Medical Center)(1)                          6.200     07/01/2013   01/01/2011(A)        1,348,430
     1,430,000   NJ Health Care Facilities Financing
                 Authority (Jersey Shore University
                 Medical Center)(1)                          6.200     07/01/2014   01/01/2011(A)        1,433,275
       445,000   NJ Health Care Facilities Financing
                 Authority (Raritan Bay Medical
                 Center)(1)                                  7.250     07/01/2014   03/02/2012(B)          420,788
    10,000,000   NJ Health Care Facilities Financing
                 Authority (Virtual Health)(1)               6.000     07/01/2029   01/01/2014(A)       10,302,000
     2,560,000   NJ Higher Education Student Assistance
                 Authority (Student Loans)(1)                6.000     06/01/2015   06/01/2011(A)        2,590,592
     1,150,000   NJ Higher Education Student Assistance
                 Authority (Student Loans)(1)                6.100     06/01/2016   06/01/2011(A)        1,162,616
    67,590,000   NJ Tobacco Settlement Financing
                 Corp.(1,9)                                  4.500     06/01/2023   10/20/2014(B)       58,000,331
     5,000,000   NJ Tobacco Settlement Financing Corp.(1)    4.625     06/01/2026   06/29/2022(B)        3,651,300
     8,695,000   Union County, NJ Utilities Authority
                 (Ogden Martin Systems of Union)(1)          5.375     06/01/2013   06/01/2011(A)        8,708,738
                                                                                                   ---------------
                                                                                                       104,712,224
New Mexico--0.1%
        30,000   Farmington, NM Hospital (San Juan
                 Medical Center/Interface, Inc.
                 Obligated Group)(1)                         5.000     06/01/2016   06/01/2011(A)           30,020
        10,000   NM Mtg. Finance Authority (Bluffs at
                 Tierra Contenta)(1)                         5.200     01/01/2019   04/01/2011(A)           10,005
        25,000   NM Mtg. Finance Authority (Single
                 Family Mtg.)(1)                             5.000     09/01/2022   03/01/2012(A)           24,990


                 39 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
New Mexico Continued
$      275,000   NM Mtg. Finance Authority (Single
                 Family Mtg.)(1)                             6.200%    09/01/2032   03/01/2013(A)  $       283,520
       465,000   NM Mtg. Finance Authority (Single
                 Family Mtg.)(1)                             6.450     03/01/2033   09/01/2011(A)          488,868
        85,000   NM Mtg. Finance Authority (Single
                 Family Mtg.)(1)                             6.550     09/01/2031   03/01/2011(A)           87,150
       225,000   NM Regional Hsg. Authority (Washington
                 Place Apartments)(1)                        5.500     08/15/2020   10/30/2017(B)          172,807
     1,035,000   Villa Hermosa, NM Affordable Hsg. Corp.
                 (Villa Hermosa Apartments)(1)               5.850     11/20/2016   04/25/2014(B)        1,018,274
       125,000   Villa Hermosa, NM Affordable Hsg. Corp.
                 (Villa Hermosa Apartments)(1)               5.900     05/20/2027   12/14/2022(B)          111,708
                                                                                                   ---------------
                                                                                                         2,227,342
New York--1.0%
       500,000   NYC IDA (JFK International Airport)(1)      8.000     08/01/2012   08/01/2012             510,240
    30,000,000   Port Authority  NY/NJ (JFK
                 International Air Terminal)(1)              6.500     12/01/2028   12/01/2015(A)       31,139,400
     2,500,000   Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                     5.125     06/01/2045   06/01/2026(B)        1,794,300
                                                                                                   ---------------
                                                                                                        33,443,940
North Carolina--0.4%
        50,000   NC Eastern Municipal Power Agency,
                 Series B(1)                                 5.500     01/01/2021   01/01/2011(A)           50,087
     2,635,000   NC HFA(1)                                   5.750     03/01/2017   03/01/2011(A)        2,717,555
     1,550,000   NC HFA(1)                                   6.000     07/01/2016   01/01/2011(A)        1,552,325
     5,400,000   NC HFA (Home Ownership)(1)                  5.375     01/01/2029   01/01/2011(A)        5,430,402
        15,000   NC HFA (Single Family)(1)                   5.350     09/01/2028   03/01/2011(A)           15,000
        15,000   NC HFA (Single Family)(1)                   5.375     09/01/2014   03/01/2011(A)           15,035
        80,000   NC HFA (Single Family)(1)                   5.600     09/01/2019   03/01/2011(A)           82,225
     1,555,000   NC HFA (Single Family)(1)                   6.250     09/01/2027   03/01/2011(A)        1,626,825
     1,090,000   NC HFA (Single Family)(1)                   6.250     03/01/2028   03/01/2011(A)        1,113,773
     1,000,000   Piedmont Triad, NC Airport Authority(1)     6.000     07/01/2021   01/01/2011(A)        1,005,930
                                                                                                   ---------------
                                                                                                        13,609,157
North Dakota--0.4%
        60,000   Fargo, ND Health System (Meritcare
                 Hospital/Meritcare Med Group Obligated
                 Group)(1)                                   5.375     06/01/2027   12/08/2022(B)           57,596
     3,370,000   Grand Forks, ND Health Care Facilities
                 (United Health Resources)(1)                6.125     12/01/2014   06/01/2011(A)        3,376,403
     7,510,000   Grand Forks, ND Health Care System
                 (Altru Health System)(1)                    5.600     08/15/2017   02/15/2011(A)        7,515,482
       100,000   ND Board of Higher Education Student
                 Services Facilities(1)                      5.500     08/01/2023   09/09/2021(B)           99,189
        60,000   ND HFA (Home Mtg.)(1)                       5.150     07/01/2014   01/01/2011(A)           60,086


                 40 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
North Dakota Continued
$       25,000   ND HFA, Series C(1)                         5.650%    07/01/2013   01/01/2011(A)  $        25,568
        85,000   Williston, ND Health Facilities
                 (Catholic Health Corp.)                     5.500     11/15/2014   05/15/2011(A)           85,315
                                                                                                   ---------------
                                                                                                        11,219,639
Ohio--3.8%
     1,275,000   Adams County, OH Valley Local School
                 District(1)                                 5.250     12/01/2021   06/01/2011(A)        1,275,217
        70,000   Akron, OH Economic Devel.(1)                5.000     12/01/2018   06/01/2011(A)           70,178
     5,000,000   Buckeye, OH Tobacco Settlement
                 Financing Authority (TASC)(1)               0.000(4)  06/01/2037   07/15/2033(B)        2,994,550
    69,480,000   Buckeye, OH Tobacco Settlement
                 Financing Authority (TASC)(1,9)             5.125     06/01/2024   07/29/2018(B)       53,699,702
     8,210,000   Buckeye, OH Tobacco Settlement
                 Financing Authority (TASC)(1)               5.375     06/01/2024   07/29/2018(B)        6,513,239
    13,925,000   Buckeye, OH Tobacco Settlement
                 Financing Authority (TASC)(1)               5.875     06/01/2030   06/17/2027(B)       10,053,432
        70,000   Centerville, OH GO(1)                       5.625     12/01/2026   06/01/2011(A)           70,963
     1,010,000   Cleveland-Cuyahoga County, OH Port
                 Authority (Cleveland Christian Home)(1)     5.250     11/15/2015   05/15/2012(B)          968,671
     1,730,000   Cleveland-Cuyahoga County, OH Port
                 Authority (Port Cleveland)(1)               5.375     05/15/2018   05/15/2014(B)        1,637,134
       380,000   Cleveland-Cuyahoga County, OH Port
                 Authority (Universal Heat Treating)(1)      6.500     11/15/2014   09/11/2011(C)          380,437
     2,265,000   Cuyahoga County, OH Hospital
                 (University Hospitals Health System)(1)     5.500     01/15/2012   01/15/2011(A)        2,271,365
         5,000   Cuyahoga County, OH Hospital
                 (University Hospitals of Cleveland)(1)      9.000     06/01/2011   06/01/2011               5,157
    25,205,000   Cuyahoga County, OH Hospital Facilities
                 (CSAHS-UHHS-Cuyahoga/Canton Obligated
                 Group)(1)                                   7.500     01/01/2030   01/01/2011(A)       25,402,859
     2,230,000   Dublin, OH Industrial Devel. (Dublin
                 Health Care Corp.)(1)                       7.500     12/01/2016   03/11/2014(B)        2,170,883
       100,000   Franklin County, OH Mtg. (Gateway
                 Apartment Homes)                            5.800     12/20/2028   06/20/2011(A)          101,393
        20,000   Franklin County, OH Mtg. (Villas at St.
                 Therese)(1)                                 5.500     07/01/2021   01/01/2011(A)           19,998
     1,000,000   Franklin County, OH Multifamily Hsg.
                 (Hamilton Creek)(1)                         5.550     07/01/2024   01/01/2011(A)        1,000,270
     1,425,000   Grove City, OH Tax Increment
                 Financing(1)                                5.125     12/01/2016   06/12/2013(B)        1,379,756
        20,000   Lake County, OH Sewer District
                 Improvements(1)                             5.850     12/01/2016   12/01/2016              20,059
       650,000   Lucas County, OH GO                         6.500     12/01/2016   06/01/2011(A)          652,990


                 41 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Ohio Continued
$      200,000   Lucas County, OH Hospital (Toledo
                 Hospital/Flower Hospital Obligated
                 Group)                                      5.750%    11/15/2011   05/15/2011(A)  $       200,246
        15,000   Muskingum County, OH Hospital
                 Facilities
                 (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/
                 BCC Obligated Group)(1)                     5.400     12/01/2016   06/01/2011(A)           15,014
        10,000   Muskingum County, OH Hospital
                 Facilities (FSCCHM)(1)                      5.375     02/15/2012   02/15/2011(A)           10,024
        35,000   OH Air Quality Devel. Authority
                 (FirstEnergy Solutions Corp.)(1)            7.250     11/01/2032   11/01/2012(D)           37,763
        45,000   OH Capital Corp. for Hsg. (The Conifers)    6.300     06/01/2028   06/01/2011(A)           45,031
       460,000   OH Economic Devel. (Astro
                 Instrumentation)(1)                         5.450     06/01/2022   06/01/2014(A)          465,773
        40,000   OH HFA(1)                                   5.250     09/01/2030   03/01/2015(B)           38,576
        40,000   Pike County, OH Hospital Facilities
                 (Pike Health Services)                      6.750     07/01/2017   11/26/2013(A)           39,979
        10,000   Pleasant, OH Local School District(1)       5.100     12/01/2018   06/01/2011(A)           10,016
     1,900,000   Port of Greater Cincinnati, OH Devel.
                 Authority (Public Parking
                 Infrastructure)                             6.300     02/15/2024   12/19/2017(B)        1,273,627
     1,950,000   Port of Greater Cincinnati, OH Devel.
                 Authority (Public Parking
                 Infrastructure)                             6.400     02/15/2034   02/27/2030(B)        1,161,849
       215,000   Scioto County, OH Marine Terminal
                 Facility (Norfolk & Western Railway
                 Company)                                    5.300     08/15/2013   05/15/2011(A)          215,452
     1,500,000   Struthers, OH City School District(1)       5.500     12/01/2022   12/01/2011(A)        1,512,075
     4,520,000   Toledo-Lucas County, OH Port Authority
                 (Bax Global)(1)                             6.250     11/01/2013   08/25/2011(B)        4,431,860
       510,000   Toledo-Lucas County, OH Port Authority
                 (Creekside Devel. Company)(1)               6.600     11/15/2015   10/02/2013(B)          502,569
     2,900,000   Toledo-Lucas County, OH Port Authority
                 (Crocker Park)(1)                           5.250     12/01/2023   11/02/2019(B)        2,609,681
        10,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)(1)                         5.400     05/15/2019   11/06/2016(B)            8,833
       460,000   Toledo-Lucas County, OH Port Authority
                 (Woodsage Properties)(1)                    5.400     05/15/2014   03/29/2012(B)          443,863
        90,000   Wadsworth, OH Hsg. Devel. Corp. (Medina
                 Hsg.)(1)                                    6.200     03/01/2020   05/21/2017(B)           73,217
                                                                                                   ---------------
                                                                                                       123,783,701
Oklahoma--0.2%
        85,000   Cherokee County, OK EDA (NSU Student
                 Hsg.)(1)                                    5.250     12/01/2034   06/03/2030(B)           75,188
        65,000   Edmond, OK EDA Student Hsg. (Collegiate
                 Hsg. Foundation)(1)                         5.375     12/01/2019   06/01/2011(A)           64,838


                 42 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Oklahoma Continued
$       70,000   OK HFA (Single Family Homeownership
                 Loan Program)(1)                            5.300%    09/01/2026   03/01/2011(C)  $        70,010
        10,000   OK HFA (Single Family Homeownership
                 Loan Program)(1)                            5.400     09/01/2022   03/01/2012(A)           10,070
        70,000   OK HFA (Single Family Homeownership
                 Loan Program)(1)                            5.500     09/01/2028   03/01/2012(A)           70,174
        55,000   OK HFA (Single Family Homeownership
                 Loan Program)(1)                            5.850     09/01/2020   03/01/2011(A)           56,409
        10,000   OK HFA (Single Family Homeownership
                 Loan Program)(1)                            6.200     09/01/2028   03/01/2011(A)           10,014
        30,000   OK HFA (Single Family Mtg.)(1)              5.250     03/01/2022   03/01/2012(A)           30,212
         5,000   OK HFA (Single Family Mtg.)(1)              5.350     09/01/2025   03/01/2013(A)            5,101
        35,000   OK HFA (Single Family Mtg.)(1)              5.400     09/01/2029   01/01/2012(C)           35,046
     2,620,000   Oklahoma City, OK Airport Trust(1)          5.750     02/01/2018   02/01/2012(A)        2,623,956
     1,645,000   Oklahoma County, OK HFA (Single Family
                 Mtg.)(1)                                    6.600     10/01/2035   02/01/2012(A)        1,744,210
                                                                                                   ---------------
                                                                                                         4,795,228
Oregon--0.1%
        20,000   Klamath Falls, OR Airport                   5.500     07/01/2016   01/01/2011(A)           20,072
        25,000   Newberg, OR Public Safety(1)                5.250     12/01/2012   06/01/2011(A)           25,093
        75,000   Northern Wasco County, OR People's
                 Utility District (Bonneville Power
                 Administration)(1)                          5.200     12/01/2024   06/01/2011(A)           77,171
        15,000   OR Bond Bank (Economic Devel. Dept.)        5.500     01/01/2013   01/01/2011(A)           15,057
        45,000   OR Bond Bank (Economic Devel. Dept.)(1)     6.000     01/01/2015   01/01/2011(A)           45,193
        25,000   OR GO(1)                                    5.375     08/01/2028   02/01/2011(A)           24,998
        40,000   OR GO (Elderly & Disabled Hsg.)             5.450     08/01/2012   02/01/2011(A)           40,134
        30,000   OR GO (Elderly & Disabled Hsg.)(1)          5.450     08/01/2013   02/01/2011(A)           30,091
        20,000   OR GO (Elderly & Disabled Hsg.)(1)          5.550     08/01/2016   02/01/2011(A)           20,024
        20,000   OR GO (Elderly & Disabled Hsg.)(1)          5.600     08/01/2019   02/01/2011(A)           20,017
        45,000   OR GO (Elderly & Disabled Hsg.)(1)          5.650     08/01/2026   02/01/2011(A)           45,011
        25,000   OR GO (Elderly & Disabled Hsg.)(1)          5.700     08/01/2016   02/01/2012(A)           25,033
        15,000   OR GO (Elderly & Disabled Hsg.)(1)          6.200     08/01/2020   02/01/2011(A)           15,018
        50,000   OR GO (Elderly & Disabled Hsg.)(1)          6.300     08/01/2026   02/01/2011(A)           50,038
        20,000   OR Health & Science University(1)           5.250     07/01/2015   01/01/2011(A)           20,034
        25,000   OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series F(1)           5.250     07/01/2022   01/01/2012(A)           25,929
        50,000   Port of Portland, OR Airport (Portland
                 International Airport)(1)                   5.500     07/01/2018   01/01/2011(A)           50,050
        50,000   Port Umatilla, OR Water(1)                  6.450     08/01/2014   02/01/2011(A)           50,154
        35,000   Portland, OR Urban Renewal & Redevel.
                 (Oregon Convention Center)(1)               5.500     06/15/2020   06/15/2011(A)           35,529


                 43 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Oregon Continued
$    1,000,000   Western Generation, OR Agency
                 Cogeneration (Wauna Cogeneration)(1)        5.000%    01/01/2016   03/24/2015(B)  $       937,850
                                                                                                   ---------------
                                                                                                         1,572,496
Pennsylvania--6.5%
     2,945,000   Allegheny County, PA Redevel. Authority
                 (Pittsburgh Mills)(1)                       5.100     07/01/2014   02/09/2013(B)        2,975,422
     5,845,000   Allegheny County, PA Redevel. Authority
                 (Robinson Mall)(1)                          7.000     11/01/2017   06/01/2011(A)        5,852,306
     8,000,000   Beaver County, PA IDA (First Energy
                 General Corp.)(1)                           7.125     06/01/2028   06/01/2011(D)        8,176,640
     1,520,000   Bucks County, PA IDA (School Lane
                 Foundation)(1)                              4.600     03/15/2017   05/19/2014(B)        1,477,531
    13,890,000   Chester County, PA H&EFA (Chester
                 County Hospital)(1)                         5.875     07/01/2016   01/01/2011(A)       13,938,615
       800,000   Chester County, PA H&EFA (Chester
                 County Hospital)(1)                         6.750     07/01/2021   01/01/2011(A)          804,168
       115,000   Delaware River Port Authority PA/NJ(1)      5.625     01/01/2026   01/01/2011(A)          115,064
        40,000   Delaware River Port Authority PA/NJ(1)      5.700     01/01/2023   01/01/2011(A)           40,042
        50,000   Derry Township, PA Municipal
                 Authority(1)                                4.900     12/01/2015   12/01/2011(A)           50,135
       200,000   Erie, PA Higher Education Building
                 Authority (Gannon University)(1)            5.200     07/15/2016   01/15/2011(A)          200,244
     2,500,000   Lehigh Northampton, PA Airport
                 Authority(1)                                6.000     05/15/2025   05/15/2011(A)        2,502,150
    35,000,000   Montgomery County, PA IDA(2)                5.750     08/01/2030   08/01/2014          36,351,700
    26,335,000   PA EDFA (Albert Einstein Healthcare)(1)     6.250     10/15/2023   10/15/2019(A)       27,433,433
    12,300,000   PA EDFA (National Gypsum Company)(1)        6.125     11/01/2027   11/01/2027          10,126,344
     8,120,000   PA EDFA (National Gypsum Company)(1)        6.250     11/01/2027   11/01/2027           6,777,602
       500,000   PA EDFA (Northampton Generating)            6.500     01/01/2013   08/28/2012(B)          401,205
     1,500,000   PA HEFA (California University of
                 Pennsylvania Student Assoc.)(1)             6.750     09/01/2020   09/01/2012(A)        1,530,885
    10,000,000   PA HEFA (MCP/HUHS/AUS Obligated
                 Group)(1)                                   5.875     11/15/2016   07/17/2014(B)        9,841,200
    10,300,000   PA HEFA (MCP/HUHS/AUS Obligated
                 Group)(1)                                   5.875     11/15/2016   05/15/2011(B)       10,136,436
        25,000   PA HEFA (University of the Arts)(1)         5.500     03/15/2020   03/28/2019(B)           24,820
     9,315,000   PA HFA (Single Family Mtg.)(1)              5.550     10/01/2020   01/01/2011(A)        9,373,498
        15,000   PA St. Mary Hospital Authority
                 (Franciscan Health)(1)                      7.000     06/15/2015   06/15/2011(A)           15,043


                 44 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Pennsylvania Continued
$      445,000   Philadelphia, PA Authority for
                 Industrial Devel. (Cathedral Village)(1)    4.750%    04/01/2034   07/02/2024(B)  $       443,087
    20,880,000   Philadelphia, PA H&HEFA (Temple
                 University Hospital)(1)                     6.625     11/15/2023   05/15/2011(A)       20,891,275
    36,210,000   Philadelphia, PA Redevel. Authority
                 (Neighborhood Transformation)(1)            5.300     04/15/2026   04/15/2012(A)       36,725,993
        65,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series C(1)                      5.600     04/01/2020   04/01/2011(A)           65,046
     7,180,000   Reading, PA GO(1)                           5.625     11/15/2020   11/17/2016(B)        7,084,434
        45,000   Sayre, PA Health Care Facilities
                 Authority (Guthrie Healthcare System)(1)    5.875     12/01/2031   12/01/2012(A)           45,260
        50,000   Washington County, PA Authority (Girard
                 College)(1)                                 5.000     05/15/2018   05/15/2011(A)           50,127
                                                                                                   ---------------
                                                                                                       213,449,705
Rhode Island--2.3%
     2,295,000   Central Falls, RI Detention Facility(1)     6.750     01/15/2013   05/17/2011(B)        2,234,045
        25,000   Providence, RI Public Building
                 Authority, Series B                         5.500     12/15/2014   06/15/2011(A)           25,093
       465,000   RI Clean Water Finance Agency (Triton
                 Ocean)(1)                                   5.800     09/01/2022   02/04/2021(B)          461,308
        80,000   RI Health & Educational Building Corp.
                 (Johnson & Wales University)(1)             6.100     04/01/2026   04/01/2011(A)           80,017
       225,000   RI Health & Educational Building Corp.
                 (Lifespan)(1)                               5.250     05/15/2026   05/27/2025(B)          215,930
     4,045,000   RI Health & Educational Building Corp.
                 (RIH/MHF/TMH/RIHF Obligated Group)(1)       5.750     05/15/2023   05/15/2011(A)        4,046,578
        25,000   RI Hsg. & Mtg. Finance Corp.
                 (Homeownership Opportunity)(1)              5.200     04/01/2019   04/01/2011(A)           25,012
        20,000   RI Hsg. & Mtg. Finance Corp.
                 (Homeownership Opportunity)(1)              5.400     10/01/2026   04/01/2011(A)           20,052
       145,000   RI Hsg. & Mtg. Finance Corp.
                 (Homeownership Opportunity)(1)              6.500     04/01/2027   04/01/2011(A)          145,149
        25,000   RI Hsg. & Mtg. Finance Corp. (Rental
                 Hsg.)(1)                                    5.375     04/01/2024   10/01/2012(A)           25,066
        20,000   RI Student Loan Authority                   5.250     12/01/2011   06/01/2011(A)           20,055
    13,640,000   RI Student Loan Authority(2)                6.000     12/01/2023   01/03/2011(A)       13,646,138
       115,000   RI Student Loan Authority(1)                6.450     12/01/2015   06/01/2011(A)          116,362
    14,085,000   RI Tobacco Settlement Financing Corp.
                 (TASC)(1)                                   6.250     06/01/2042   06/01/2023(B)       12,699,459
   350,000,000   RI Tobacco Settlement Financing Corp.
                 (TASC)                                      6.950(5)  06/01/2052   04/12/2028(B)        3,573,500
    11,975,000   RI Tobacco Settlement Financing Corp.
                 (TASC), Series A(1)                         6.000     06/01/2023   06/01/2012(A)       12,070,920
    24,415,000   RI Tobacco Settlement Financing Corp.
                 (TASC), Series A(1)                         6.125     06/01/2032   06/01/2016(B)       23,943,058


                 45 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Rhode Island Continued
$    2,970,000   Woonsocket, RI GO                           6.250%    03/10/2011   03/01/2011     $     2,968,159
                                                                                                   ---------------
                                                                                                        76,315,901
South Carolina--0.8%
       815,000   Allendale County, SC School District
                 Energy Savings Special Obligation(1)        7.000     12/01/2013   12/01/2013             848,146
       110,000   Georgetown County, SC Environmental
                 Improvement (International Paper
                 Company)(1)                                 5.700     10/01/2021   04/01/2011(A)          109,465
       285,000   Greenville County, SC Airport
                 (Donaldson Industrial Air Park)(1)          6.125     10/01/2017   12/09/2014(B)          278,063
     7,000,000   Greenville, SC Hospital System (GHS
                 Partners in Health)(1)                      5.500     05/01/2026   05/01/2012(A)        7,119,700
       250,000   Greenwood County, SC Hospital (Self
                 Regional Healthcare)(1)                     5.500     10/01/2026   10/01/2011(A)          250,163
       210,000   Lee County, SC School Facilities,
                 Series 2006(1)                              6.000     12/01/2019   12/01/2017(A)          218,408
       270,000   Lee County, SC School Facilities,
                 Series 2006(1)                              6.000     12/01/2027   01/13/2026(B)          263,547
     1,090,000   Orangeburg County, SC Solid Waste
                 (South Carolina Electric & Gas
                 Company)(1)                                 5.700     11/01/2024   06/01/2011(A)        1,090,087
     2,355,000   Richland County, SC Environmental
                 Improvement (International Paper
                 Company)(1)                                 6.100     04/01/2023   04/01/2014(A)        2,365,032
     1,630,000   SC Connector 2000 Assoc. Toll Road,
                 Series B                                    4.673(5)  01/01/2011   01/01/2011             244,093
     1,735,000   SC Connector 2000 Assoc. Toll Road,
                 Series B                                    5.604(5)  01/01/2021   01/01/2021             146,955
       720,000   SC Connector 2000 Assoc. Toll Road,
                 Series B                                    5.702(5)  01/01/2026   01/01/2026              45,533
        30,000   SC Educational Facilities Authority
                 (Southern Wesleyan University)(1)           5.850     03/01/2016   03/01/2011(A)           30,018
       100,000   SC Educational Facilities Authority
                 (Southern Wesleyan University)(1)           6.000     03/01/2023   09/26/2021(B)           96,073
        20,000   SC Hsg. Finance & Devel. Authority(1)       5.950     07/01/2029   06/01/2011(A)           20,006
        90,000   SC Hsg. Finance & Devel. Authority,
                 Series A(1)                                 5.400     07/01/2021   01/01/2011(A)           90,041
        10,000   SC Hsg. Finance & Devel. Authority,
                 Series A-2(1)                               5.300     07/01/2019   01/01/2011(A)           10,006
     3,000,000   SC Jobs-EDA (Georgetown Memorial
                 Hospital/Georgetown Health Group
                 Obligated Group)(1)                         5.875     11/01/2029   05/01/2011(A)        3,001,770
     9,970,000   SC Tobacco Settlement Management
                 Authority                                   5.000     06/01/2018   06/01/2011(A)        9,989,442
                                                                                                   ---------------
                                                                                                        26,216,548
South Dakota--0.8%
    13,930,000   SD Education Loans(1)                       5.600     06/01/2020   06/01/2020          10,888,663


                 46 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
South Dakota Continued
$   11,135,000   SD Educational Enhancement Funding
                 Corp. Tobacco Settlement(1)                 6.500%    06/01/2032   08/26/2018(B)  $    11,032,669
        95,000   SD H&EFA (Prairie Lakes Health Care
                 System)(1)                                  5.650     04/01/2022   04/01/2011(A)           95,083
     3,780,000   SD Hsg. Devel. Authority
                 (Homeownership)(1)                          5.375     05/01/2018   06/01/2011(A)        3,865,201
        20,000   SD Hsg. Devel. Authority
                 (Homeownership)(1)                          5.375     05/01/2018   06/01/2011(A)           21,220
       950,000   SD Hsg. Devel. Authority
                 (Homeownership)(1)                          5.750     05/01/2031   01/01/2011(C)        1,015,028
                                                                                                   ---------------
                                                                                                        26,917,864
Tennessee--1.4%
        10,000   Blount County, TN Hospital,
                 Series B(1)                                 5.125     07/01/2019   01/01/2011(A)            9,999
        50,000   Columbia, TN Electric System(1)             5.625     09/01/2017   03/01/2011(A)           50,199
     1,275,000   Johnson City, TN H&EFB (Mountain States
                 Health Alliance)(1)                         5.500     07/01/2036   05/07/2035(B)        1,144,899
    23,500,000   Johnson City, TN H&EFB (Mountain States
                 Health Alliance)(1)                         6.500     07/01/2038   07/01/2020(A)       23,748,630
        20,000   Memphis, TN HE&HFB (Graceland Gardens
                 Apartments)(1)                              8.000     03/01/2019   03/01/2011(A)           20,278
     2,655,000   Memphis-Shelby County, TN Airport
                 Authority(1)                                6.000     03/01/2024   03/01/2011(A)        2,659,195
     5,430,000   Memphis-Shelby County, TN Airport
                 Authority(1)                                6.125     03/01/2025   03/01/2011(A)        5,442,218
       845,000   Memphis-Shelby County, TN Airport
                 Authority(1)                                6.250     03/01/2018   03/01/2011(A)          849,580
       275,000   Nashville & Davidson County, TN
                 Metropolitan Government Health &
                 Educational Facilities(McKendree
                 Village Senior Care Corp.)(1)               5.125     01/01/2020   01/01/2011(A)          275,897
    12,235,000   TN Energy Acquisition Gas Corp.(1)          5.250     09/01/2024   09/01/2024          11,794,907
        15,000   TN Hsg. Devel. Agency (Homeownership)(1)    5.250     07/01/2022   01/01/2012(A)           15,135
        80,000   TN Hsg. Devel. Agency (Homeownership)(1)    5.550     01/01/2021   01/01/2011(A)           80,050
                                                                                                   ---------------
                                                                                                        46,090,987
Texas--7.9%
     2,997,000   Austin, TX Hsg. Finance Corp. (Austin
                 Santa Maria Village)(1)                     7.375     06/20/2035   12/20/2011(A)        3,150,057
       605,000   Austin, TX Utility System                   6.730(5)  11/15/2014   11/15/2014             467,465
        80,000   Bexar County, TX HFC (American
                 Opportunity Hsg.-Cinnamon Creek)(1)         5.750     12/01/2013   05/25/2011(B)           85,280
       115,000   Bexar County, TX HFC (Doral Club)(1)        8.750     10/01/2036   10/01/2036              80,103


                 47 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Texas Continued
$    1,085,000   Brazos River Authority, TX (Johnson
                 County Surface Water & Treatment
                 System)(1)                                  5.800%    09/01/2011   03/01/2011(A)  $     1,089,318
        50,000   Brazos River Authority, TX (Regional
                 Raw Water(1)                                5.500     09/01/2018   09/01/2011(A)           50,174
       100,000   Brazos River Authority, TX (Regional
                 Raw Water Line)(1)                          5.500     09/01/2030   03/01/2011(A)          100,233
       150,000   Brazos River Authority, TX Pollution
                 Control (TXU Energy Company)                6.750     10/01/2038   10/01/2038              42,843
     5,000,000   Brazos River, TX Harbor Navigation
                 District (Dow Chemical Company)(1)          5.700     05/15/2033   05/15/2012(D)        5,110,400
    20,000,000   Brazos River, TX Harbor Navigation
                 District (Dow Chemical Company)(1)          6.250     05/15/2033   06/15/2012(D)       20,819,800
       290,000   Brazos River, TX Harbor Navigation
                 District (Dow Chemical Company)(1)          6.625     05/15/2033   05/15/2013(A)          291,027
        30,000   Brownsboro, TX Independent School
                 District(1)                                 5.625     08/15/2020   02/15/2011(A)           30,114
    17,845,000   Capital Area, TX HFC (AHF Affordable
                 Hsg.)                                       0.540(3)  01/01/2039   01/01/2039           6,427,769
        25,000   Cass County, TX IDC (International
                 Paper Company)(1)                           6.000     09/01/2025   09/01/2012(A)           25,056
       285,000   Cass County, TX IDC (International
                 Paper Company)(1)                           6.600     03/15/2024   03/15/2012(A)          286,927
        60,000   Collin County, TX HFC (Community
                 College District Foundation)(1)             5.250     06/01/2023   07/07/2021(B)           41,227
         5,000   Connally, TX Consolidated Independent
                 School District(1)                          5.625     08/15/2029   02/15/2011(A)            5,015
     1,500,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.000     11/01/2035   08/04/2032(B)        1,354,845
     2,500,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.500     11/01/2020   11/01/2011(A)        2,534,725
     1,010,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.500     01/15/2021   01/15/2011(A)        1,011,212
    20,000,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.500     11/01/2021   06/01/2011(A)       20,019,800
       105,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.500     11/01/2031   12/09/2029(B)          103,710
        70,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.500     11/01/2035   05/02/2034(B)           68,282
       100,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  5.750     11/01/2030   06/01/2011(A)          100,047
    12,250,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.000     11/01/2023   06/01/2011(A)       12,291,650
     6,500,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.000     11/01/2024   06/01/2011(A)        6,507,540
       220,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.000     11/01/2028   06/01/2011(A)          220,176


                 48 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Texas Continued
$    5,510,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.000%    11/01/2032   06/01/2011(A)  $     5,512,865
     8,000,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.100     11/01/2019   06/01/2011(A)        8,016,560
        75,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.125     11/01/2035   02/16/2011(A)           75,043
    12,500,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.250     11/01/2028   06/01/2011(A)       12,545,000
     8,950,000   Dallas-Fort Worth, TX International
                 Airport(1)                                  6.250     11/01/2028   06/01/2011(A)        8,982,220
       100,000   De Soto, TX Park Devel. Corp.(1)            5.250     02/15/2016   05/01/2011(A)          100,215
       165,000   El Paso County, TX HFC (American
                 Village Communities), Series A(1)           6.250     12/01/2020   06/01/2011(A)          165,048
        85,000   Grand Prairie, TX Metropolitan Utility
                 & Reclamation District                      5.800     04/01/2011   04/01/2011              85,135
     1,265,000   Grand Prairie, TX Metropolitan Utility
                 & Reclamation District                      6.500     04/01/2012   04/01/2011(A)        1,267,302
     4,660,000   Gulf Coast, TX IDA (Citgo Petroleum
                 Corp.)(1)                                   7.500     05/01/2025   10/01/2012(D)        4,704,596
       110,000   Gulf Coast, TX IDA (Valero Energy
                 Corp.)(1)                                   5.600     12/01/2031   12/01/2031              99,866
       340,000   Gulf Coast, TX IDA Solid Waste (Citgo
                 Petroleum Corp.)(1)                         8.000     04/01/2028   04/01/2012(A)          343,325
        60,000   Gulf Coast, TX Waste Disposal Authority
                 (Valero Energy Corp.)(1)                    5.600     04/01/2032   04/01/2032              53,661
        30,000   Gulf Coast, TX Waste Disposal Authority
                 (Valero Energy Corp.)(1)                    6.650     04/01/2032   04/01/2012(A)           30,083
     2,100,000   Gulf Coast, TX Water Authority(1)           5.000     08/15/2018   02/15/2011(A)        2,102,919
    12,470,000   Harris County, TX HFDC (St. Luke's
                 Episcopal Hospital)(1)                      6.750     02/15/2021   02/15/2011(A)       14,154,074
        35,000   Harris County, TX IDC (Continental
                 Airlines)(1)                                5.375     07/01/2019   08/09/2014(B)           31,589
     2,055,000   Harris County-Houston, TX Sports
                 Authority(1)                                5.750     11/15/2019   11/15/2019           2,032,950
       965,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(1)                   5.500     07/15/2017   01/15/2011(A)          966,660
     4,060,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(1)                   6.125     07/15/2017   07/09/2013(B)        3,915,017
       210,000   Houston, TX Airport System(1)               5.625     07/01/2030   02/08/2026(B)          207,432
        50,000   Houston, TX Airport System (Continental
                 Airlines)(1)                                5.375     07/15/2011   07/15/2011              50,192
        10,000   Houston, TX Airport System (People
                 Mover)(1)                                   5.375     07/15/2012   01/15/2011(A)           10,035
        45,000   Houston, TX Airport System,
                 Series A(1)                                 5.000     07/01/2028   07/13/2027(B)           41,470
       150,000   Houston, TX Airport System, Series A        5.500     07/01/2018   01/01/2011(A)          150,378


                 49 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Texas Continued
$    8,000,000   Houston, TX Airport System,
                 Series A(1)                                 5.500%    07/01/2023   01/01/2011(A)  $     8,003,680
        25,000   Houston, TX Airport System, Series A        5.625     07/01/2020   07/01/2011(A)           25,066
     3,500,000   Houston, TX Airport System,
                 Series A(1)                                 5.875     07/01/2015   07/01/2011(A)        3,578,085
     3,900,000   Houston, TX Airport System,
                 Series A(1)                                 6.000     07/01/2011   01/01/2011(A)        3,916,653
     1,150,000   Houston, TX Airport System,
                 Series B(1)                                 5.200     07/01/2018   01/01/2011(A)        1,151,116
       625,000   Houston, TX HFC (Single Family Mtg.)(1)     6.750     06/01/2033   06/01/2014(C)          647,175
     1,605,000   Houston, TX Hsg. Corp. (6800 Long Drive
                 Apartments)(1)                              6.625     02/01/2020   02/01/2011(A)        1,605,979
        35,000   Lewisville, TX HFC (Lewisville
                 Limited)(1)                                 5.500     06/01/2017   04/01/2011(A)           35,032
        90,000   Lewisville, TX HFC (Lewisville
                 Limited)(1)                                 5.600     12/01/2029   04/01/2011(A)           89,999
        90,000   Lubbock, TX HFC (Las Colinas Quail
                 Creek Apartments)(1)                        6.750     07/01/2012   11/29/2011(B)           88,008
        50,000   Matagorda County, TX Navigation
                 District (Centerpoint Energy)(1)            5.250     11/01/2029   11/01/2029              43,532
     7,385,000   McLennan County, TX Public Facility
                 Corp.(1)                                    6.625     06/01/2035   10/14/2014(A)        7,836,667
       835,000   Midland County, TX Hospital District(1)     5.375     06/01/2016   06/01/2011(A)          836,069
    16,000,000   Mission, TX EDC (Waste Management)(1)       6.000     08/01/2020   08/01/2013(D)       16,985,760
        50,000   Montgomery County, TX Municipal Utility
                 District No. 40 (Waterworks & Sewer)(1)     5.000     03/01/2019   03/01/2011(A)           50,055
       625,000   Permian Basin, TX HFC (Single Family
                 Mtg.)(1)                                    5.650     01/01/2038   07/01/2016(A)          657,038
       125,000   Permian Basin, TX HFC (Single Family
                 Mtg.)(1)                                    5.750     01/01/2038   07/01/2016(A)          127,743
       340,000   Richwood, TX GO COP(1)                      5.750     08/15/2024   09/21/2022(B)          339,966
       620,000   Sabine, TX River Authority Pollution
                 Control (TXU Electric Company)              6.450     06/01/2021   06/01/2021             177,128
       210,000   Southeast TX HFC(1)                         4.750     01/01/2037   07/01/2012(A)          209,131
        40,000   Southlake Parks, TX Devel. Corp.(1)         5.375     08/15/2021   02/15/2011(A)           40,116
     4,030,000   Texas City, TX Industrial Devel. Corp.
                 (BP Pipeline-North America)(1)              7.375     10/01/2020   10/01/2020           4,590,613
     2,500,000   Tomball, TX Hospital Authority (Tomball
                 Regional Hospital)(1)                       6.000     07/01/2019   07/01/2011(A)        2,512,800
     2,095,000   Tomball, TX Hospital Authority (Tomball
                 Regional Hospital)(1)                       6.000     07/01/2025   07/01/2011(A)        2,096,823
     1,650,000   Tomball, TX Hospital Authority (Tomball
                 Regional Hospital)(1)                       6.000     07/01/2029   01/26/2028(A)        1,650,165


                 50 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Texas Continued
$      235,000   Trinity, TX River Authority (TXU Energy
                 Company)                                    6.250%    05/01/2028   05/01/2028     $        65,962
     1,250,000   TX Board of Managers (Joint Guadalupe
                 County-City of Seguin Hospital)(1)          5.500     08/15/2036   09/08/2032(B)        1,126,488
        50,000   TX Dept. of Hsg. & Community Affairs(1)     5.250     07/01/2018   01/01/2011(A)           50,032
        10,000   TX Dept. of Hsg. & Community Affairs(1)     5.350     07/01/2033   11/01/2016(B)            9,719
        70,000   TX Dept. of Hsg. & Community Affairs
                 (Pebble Brook Apartments)(1)                5.550     12/01/2024   06/01/2011(A)           70,006
        55,000   TX Dept. of Hsg. & Community Affairs
                 (Pebble Brook Apartments)(1)                5.600     12/01/2030   12/01/2030              55,002
        20,000   TX Dept. of Hsg. & Community Affairs
                 (Residential Mtg.)(1)                       5.250     07/01/2022   07/01/2011(A)           20,102
       145,000   TX Dept. of Hsg. & Community Affairs
                 (Residential Mtg.)(1)                       5.500     01/01/2021   01/01/2011(A)          145,091
       105,000   TX Dormitory Finance Authority (Temple
                 Junior College Foundation)                  5.875     09/01/2022   04/17/2019(B)           62,872
        25,000   TX Lower Colorado River Authority(1)        5.500     05/15/2021   05/15/2011(A)           25,080
     3,415,000   TX Municipal Gas Acquisition & Supply
                 Corp.(1)                                    5.250     12/15/2023   12/15/2023           3,418,074
    40,200,000   TX Municipal Gas Acquisition & Supply
                 Corp.(1)                                    6.250     12/15/2026   08/04/2023(B)       42,669,084
     1,365,000   TX Panhandle HFA (Amarillo Affordable
                 Hsg.)(6,7)                                  6.250     03/01/2010   03/01/2010             680,493
     4,360,000   TX Panhandle HFA (Amarillo Affordable
                 Hsg.)(6,7)                                  6.625     03/01/2020   03/11/2016(B)        2,192,252
     2,860,000   TX Panhandle HFA (Amarillo Affordable
                 Hsg.)(6,7)                                  6.750     03/01/2031   10/24/2026(B)        1,399,112
        25,000   TX Water Devel. Board(1)                    5.250     07/15/2015   07/15/2011(A)           25,091
        50,000   TX Water Devel. Board(1)                    5.450     07/15/2021   01/15/2011(A)           50,178
       235,000   Victoria County, TX Hospital (Citizens
                 Medical Center)(1)                          5.500     02/15/2019   02/15/2011(A)          235,200
        60,000   Washington County, TX HFDC (Trinity
                 Community Medical Center of
                 Brenham/Trinity Care Center Obligated
                 Group)(1)                                   5.750     06/01/2024   07/11/2022(B)           52,287
        25,000   Ysleta, TX Independent School
                 District(1)                                 5.375     11/15/2024   06/01/2011(A)           25,308
                                                                                                   ---------------
                                                                                                       257,630,262
U.S. Possessions--8.0%
     1,000,000   Guam International Airport Authority(1)     5.250     10/01/2022   04/01/2011(A)        1,000,160
        20,000   Guam International Airport Authority(1)     5.375     10/01/2017   10/01/2013(A)           20,497
     1,035,000   Puerto Rico Children's Trust Fund
                 (TASC)(1)                                   5.375     05/15/2033   01/14/2016(B)          972,797


                 51 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
U.S. Possessions Continued
$    5,000,000   Puerto Rico Commonwealth GO(1)              5.250%    07/01/2024   07/01/2016(A)  $     5,004,750
     2,330,000   Puerto Rico Commonwealth GO(1)              5.250     07/01/2026   07/01/2026           2,269,770
     8,185,000   Puerto Rico Commonwealth GO(1)              5.250     07/01/2034   07/01/2034           7,651,092
    56,565,000   Puerto Rico Electric Power Authority,
                 Series CCC(1)                               5.250     07/01/2026   11/30/2025(B)       56,446,214
    13,025,000   Puerto Rico Electric Power Authority,
                 Series CCC(1)                               5.250     07/01/2028   07/01/2028          12,892,796
     6,925,000   Puerto Rico Electric Power Authority,
                 Series XX(1)                                5.750     07/01/2036   07/01/2020(A)        6,940,097
     8,440,000   Puerto Rico Infrastructure(1)               5.500     07/01/2020   07/01/2020           8,656,570
     4,670,000   Puerto Rico Infrastructure(1)               5.500     07/01/2022   07/01/2022           4,784,041
     1,140,000   Puerto Rico Infrastructure(1)               5.500     07/01/2023   07/01/2023           1,166,414
       680,000   Puerto Rico Infrastructure (Mepsi
                 Campus)(1)                                  5.600     10/01/2014   06/27/2013(B)          672,037
     1,590,000   Puerto Rico ITEMECF (Cogeneration
                 Facilities)(1)                              6.625     06/01/2026   06/01/2011(A)        1,593,148
       165,000   Puerto Rico ITEMECF (InterAmerican
                 University)(1)                              5.000     10/01/2018   04/01/2011(A)          165,068
       500,000   Puerto Rico ITEMECF (SEAM/Hospital
                 Espanol Auxilio Obligated Group)(1)         6.250     07/01/2024   01/01/2011(A)          500,295
       500,000   Puerto Rico Public Buildings
                 Authority(1)                                6.125     07/01/2023   07/01/2019(A)          520,475
     5,220,000   Puerto Rico Public Buildings
                 Authority(1)                                6.250     07/01/2022   07/01/2022           5,566,451
     2,900,000   Puerto Rico Public Buildings
                 Authority(1)                                6.250     07/01/2026   07/01/2019(A)        3,030,094
     1,000,000   Puerto Rico Public Buildings
                 Authority(1)                                6.750     07/01/2036   07/01/2019(A)        1,065,120
     2,950,000   Puerto Rico Public Buildings
                 Authority(1)                                7.000     07/01/2021   07/01/2014(A)        3,250,546
    13,200,000   Puerto Rico Public Buildings
                 Authority(1)                                7.000     07/01/2025   06/01/2014(A)       14,268,408
       500,000   Puerto Rico Public Finance Corp.,
                 Series A(1)                                 5.000     08/01/2027   02/01/2012(D)          505,430
       175,000   Puerto Rico Public Finance Corp.,
                 Series A(1)                                 5.250     08/01/2029   02/01/2012(A)          177,359
    14,315,000   Puerto Rico Public Finance Corp.,
                 Series A(1)                                 5.250     08/01/2030   02/01/2012(D)       14,507,966
    22,450,000   Puerto Rico Public Finance Corp.,
                 Series A(1)                                 5.750     08/01/2027   02/01/2012(D)       22,870,489
         5,000   Puerto Rico Public Finance Corp.,
                 Series A                                    6.000     08/01/2015   08/01/2011(A)            5,043
    11,000,000   Puerto Rico Sales Tax Financing Corp.,
                 Series A(1)                                 5.625     08/01/2030   02/01/2015(A)       11,088,660
    21,000,000   Puerto Rico Sales Tax Financing Corp.,
                 Series A(1)                                 6.125     08/01/2029   02/01/2014(A)       21,605,850


                 52 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
U.S. Possessions Continued
$    9,000,000   Puerto Rico Sales Tax Financing Corp.,
                 Series A(1)                                 6.500%    08/01/2044   08/01/2019(A)  $     9,749,520
    35,000,000   Puerto Rico Sales Tax Financing Corp.,
                 Series C(1)                                 6.500     08/01/2035   08/01/2020(A)       38,177,300
       500,000   V.I. Government Refinery Facilities
                 (Hovensa Coker)(1)                          6.500     07/01/2021   01/01/2013(A)          501,695
     5,115,000   V.I. Public Finance Authority,
                 Series A(1)                                 6.375     10/01/2019   10/01/2011(A)        5,175,562
                                                                                                   ---------------
                                                                                                       262,801,714
Utah--0.1%
     1,396,000   Eagle Mountain, UT Special Assessment       6.250     05/01/2013   06/01/2011(A)        1,397,996
       310,000   Emery County, UT Environmental
                 Improvement (Pacificorp)(1)                 6.150     09/01/2030   09/01/2030             299,383
       950,000   Emery County, UT Pollution Control
                 (Pacificorp)(1)                             5.625     11/01/2023   06/01/2011(A)          950,979
       500,000   Emery County, UT Pollution Control
                 (Pacificorp)                                5.650     11/01/2023   06/01/2011(A)          501,135
        30,000   Intermountain, UT Power Agency(1)           5.000     07/01/2013   01/01/2011(A)           30,105
       515,000   UT HFA (Single Family Mtg.)(1)              6.125     01/01/2027   01/01/2011(A)          515,324
        55,000   UT State Building Ownership Authority,
                 Series A(1)                                 5.750     08/15/2011   02/15/2011(A)           55,323
         5,000   UT University Campus Facilities System,
                 Series A(1)                                 6.750     10/01/2014   04/01/2011(A)            5,011
                                                                                                   ---------------
                                                                                                         3,755,256
Vermont--0.1%
        25,000   Burlington, VT Airport(1)                   5.600     07/01/2017   01/01/2011(A)           25,041
       120,000   Burlington, VT Airport, Series B(1)         5.750     07/01/2017   01/01/2011(A)          120,214
        10,000   Burlington, VT Airport, Series B(1)         5.850     07/01/2011   01/01/2011(A)           10,042
       205,000   Burlington, VT COP                          5.500     12/01/2016   06/01/2011(A)          205,761
     3,775,000   VT Educational & Health Buildings
                 Financing Agency (Fletcher Allen Health
                 Care)(1)                                    6.000     12/01/2023   12/01/2011(A)        3,833,135
        40,000   VT HFA                                      5.400     02/15/2012   02/15/2011(A)           40,123
        20,000   VT HFA (Single Family)(1)                   5.500     11/01/2021   05/01/2011(A)           20,390
        25,000   VT HFA (Single Family), Series 11A(1)       5.900     05/01/2019   02/15/2011(C)           25,871
                                                                                                   ---------------
                                                                                                         4,280,577
Virginia--0.3%
       265,000   Norfolk, VA EDA, Series B(1)                5.625     11/01/2015   01/24/2013(B)          226,715
       100,000   Richmond, VA IDA (Virginia Commonwealth
                 University Real Estate Foundation)(1)       5.550     01/01/2031   12/11/2026(B)           99,166
       717,000   VA Gateway Community Devel. Authority(1)    6.375     03/01/2030   01/22/2023(B)          653,165
     8,170,000   VA Hsg. Devel. Authority (Rental
                 Hsg.)(1)                                    5.550     01/01/2027   01/01/2012(A)        8,195,327


                 53 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Virginia Continued
$      975,000   Watkins Centre, VA Community Devel.
                 Authority(1)                                5.400%    03/01/2020   08/15/2016(B)  $       921,638
                                                                                                   ---------------
                                                                                                        10,096,011
Washington--3.4%
        10,000   Bellingham, WA Hsg. Authority (Cascade
                 Meadows)(1)                                 5.200     11/01/2027   05/01/2011(A)            9,988
    15,000,000   Chelan County, WA Public Utility
                 District No. 1 (Chelan Hydro)(1)            6.050     07/01/2032   07/01/2013(A)       15,386,400
     1,755,000   Clark County, WA Public Utility
                 District No. 1(1)                           5.500     01/01/2025   01/01/2011(A)        1,759,774
     1,050,000   Kent, WA GO(1)                              5.375     12/01/2020   06/01/2011(A)        1,065,729
        25,000   King County, WA Hsg. Authority
                 (Cascadian Apartments)(1)                   6.850     07/01/2024   01/01/2011(A)           25,193
        20,000   King County, WA Hsg. Authority
                 (Fairwood Apartments)(1)                    5.900     12/01/2015   06/01/2011(A)           20,113
       160,000   King County, WA Hsg. Authority
                 (Fairwood Apartments)(1)                    6.000     12/01/2025   06/01/2011(A)          161,418
        10,000   King County, WA Hsg. Authority (Rural
                 Preservation)(1)                            5.750     01/01/2028   12/18/2023(B)            8,169
       155,000   Pierce County, WA Hsg. Authority(1)         5.800     12/01/2023   12/13/2021(B)          135,052
       100,000   Port Grays Harbor, WA GO(1)                 6.375     12/01/2014   06/01/2011(A)          100,247
     5,000,000   Port of Seattle, WA Special Facility(1)     6.000     09/01/2020   03/01/2011(A)        5,006,700
        95,000   Port of Seattle, WA Special Facility(1)     6.000     09/01/2029   06/19/2026(B)           91,635
    47,110,000   Port of Seattle, WA Special Facility(1)     6.250     09/01/2026   03/01/2011(A)       47,117,538
       245,000   Prosser, WA Water & Sewer(1)                5.400     09/01/2012   03/01/2011(A)          245,926
        15,000   Vancouver, WA Hsg. Authority (Office
                 Building)(1)                                5.500     03/01/2028   05/27/2020(B)           12,067
        10,000   Vancouver, WA Hsg. Authority
                 (Springbrook Square)                        5.375     09/01/2013   09/01/2011(A)           10,004
        25,000   WA COP (Dept. of General
                 Administration)(1)                          5.500     10/01/2013   04/01/2011(A)           25,097
        20,000   WA COP (Dept. of General
                 Administration)(1)                          5.600     10/01/2015   04/01/2011(A)           20,046
        30,000   WA COP (Dept. of General
                 Administration)(1)                          5.600     10/01/2016   04/01/2011(A)           30,062
     1,755,000   WA EDFA (Lindal Cedar Homes)(1)             5.800     11/01/2017   04/01/2011(A)        1,758,036
       100,000   WA Health Care Facilities Authority
                 (Harrison Memorial Hospital)(1)             5.300     08/15/2014   02/15/2011(A)          100,132
       145,000   WA Health Care Facilities Authority
                 (Harrison Memorial Hospital)(1)             5.400     08/15/2023   12/21/2019(B)          139,535
        10,000   WA Health Care Facilities Authority
                 (Swedish Health Services)(1)                5.250     11/15/2026   06/08/2025(B)            9,534
         5,000   WA Health Care Facilities Authority
                 (Yakima Valley Memorial Hospital
                 Assoc.)(1)                                  5.375     12/01/2014   06/01/2011(A)            5,004
       425,000   WA HFC(1)                                   5.000     06/01/2021   02/01/2011(C)          436,624


                 54 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Washington Continued
$   27,310,000   WA Tobacco Settlement Authority
                 (TASC)(1)                                   6.500%    06/01/2026   06/01/2013(A)  $    27,645,913
    11,005,000   WA Tobacco Settlement Authority
                 (TASC)(1)                                   6.625     06/01/2032   04/30/2021(B)       10,874,041
                                                                                                   ---------------
                                                                                                       112,199,977
West Virginia--0.9%
       330,000   Harrison County, WV (Monongahela Power
                 Company)(1)                                 6.250     05/01/2023   05/01/2023             323,723
        50,000   Harrison County, WV (Monongahela Power
                 Company)(1)                                 6.750     08/01/2024   02/01/2011(A)           49,998
     1,210,000   Harrison County, WV County Commission
                 Solid Waste Disposal (Monongahela Power
                 Company)                                    6.750     08/01/2024   02/01/2011(A)        1,216,655
    25,650,000   Mason County, WV Pollution Control
                 (Appalachian Power Company)(1)              6.050     12/01/2024   12/01/2011(A)       25,822,881
        20,000   Pleasants County, WV Pollution Control
                 (Monongahela Power Company)(1)              5.500     04/01/2029   04/01/2029              19,394
     2,075,000   Pleasants County, WV Pollution Control
                 (Potomac Edison Company)(1)                 5.500     04/01/2029   04/01/2029           2,012,015
        25,000   Pleasants County, WV Pollution Control
                 (West Penn Power Company)(1)                5.500     04/01/2029   04/01/2029              24,242
       100,000   WV Hospital Finance Authority
                 (Charleston Area Medical Center)(1)         5.500     09/01/2028   09/01/2014(A)          100,090
        55,000   WV Water Devel. Authority(1)                5.625     07/01/2030   06/10/2026(B)           54,264
        50,000   WV Water Devel. Authority(1)                6.250     07/01/2030   07/01/2012(A)           50,362
        75,000   WV West Liberty State College, Series
                 A(1)                                        6.000     06/01/2023   06/01/2013(A)           78,016
                                                                                                   ---------------
                                                                                                        29,751,640
Wisconsin--2.4%
       350,000   Janesville, WI Industrial Devel.
                 (Paramount Communications)(1)               7.000     10/15/2017   04/01/2011(A)          350,420
       240,000   Madison, WI Industrial Devel. (Madison
                 Gas & Electric Company)(1)                  5.875     10/01/2034   04/01/2012(A)          240,089
    16,000,000   Marshfield, WI Electric(1)                  5.500     12/01/2030   12/01/2020(A)       16,517,760
       205,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
                 Group)(1)                                   5.875     08/15/2026   08/03/2022(B)          200,662
       480,000   WI H&EFA (Aurora Health Care)(1)            5.600     02/15/2029   11/06/2027(B)          477,802
    12,650,000   WI H&EFA (Aurora Health Care/Aurora
                 Medical Group/ Aurora Health Care Metro
                 Obligated Group)(1)                         6.500     04/15/2033   04/15/2013(A)       12,827,733
     3,085,000   WI H&EFA (Beloit College)(1)                5.750     06/01/2021   06/01/2015(A)        3,160,798


                 55 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
--------------                                              ------     ----------   ----------     ---------------
Wisconsin Continued
$      450,000   WI H&EFA (Divine Savior Healthcare)(1)      5.400%    06/01/2014   06/01/2011(A)  $       450,549
       100,000   WI H&EFA (Lawrence University of
                 Wisconsin)(1)                               5.125     10/15/2018   06/15/2011(A)          100,042
     3,500,000   WI H&EFA (Marshfield Clinic)(1)             5.625     02/15/2017   02/15/2011(A)        3,502,625
       185,000   WI H&EFA (Marshfield Clinic)(1)             5.750     02/15/2027   01/31/2023(B)          178,399
       200,000   WI H&EFA (Marshfield Clinic)(1)             6.250     02/15/2018   02/15/2011(A)          200,280
       260,000   WI H&EFA (Marshfield Clinic)(1)             6.250     02/15/2029   10/01/2025(B)          258,861
    11,545,000   WI H&EFA (Medical College of
                 Wisconsin)(1)                               5.500     12/01/2026   12/01/2015(A)       11,628,355
        25,000   WI H&EFA (MHSC/MAstdC/MA Obligated
                 Group)(1)                                   5.500     08/15/2025   06/01/2011(A)           24,993
       525,000   WI H&EFA (Waukesha Memorial Hospital)(1)    5.250     08/15/2019   02/15/2011(A)          525,247
       185,000   WI H&EFA (Waukesha Memorial
                 Hospital/Prohealth Care Obligated
                 Group)(1)                                   5.500     08/15/2015   05/15/2011(A)          185,307
     5,000,000   WI H&EFA (Wheaton Franciscan
                 Services)(1)                                5.250     08/15/2025   08/19/2023(B)        4,772,750
    13,630,000   WI H&EFA (Wheaton Franciscan
                 Services)(1)                                5.750     08/15/2022   01/21/2011(A)       13,667,346
     9,715,000   WI H&EFA (Wheaton Franciscan
                 Services/Wheaton Franciscan Medical
                 Group Obligated Group)(1)                   5.250     08/15/2025   08/15/2025           9,273,453
     1,000,000   WI H&EFA (Wheaton Franciscan
                 Services/Wheaton Franciscan Medical
                 Group Obligated Group)(1)                   5.250     08/15/2026   08/15/2026             936,500
        85,000   WI Hsg. & EDA (Home Ownership), Series
                 C(1)                                        6.000     09/01/2036   02/03/2011(C)           88,589
         5,000   WI Hsg. & EDA, Series B(1)                  5.300     11/01/2018   01/01/2011(A)            5,003
                                                                                                   ---------------
                                                                                                        79,573,563
                                                                                                   ---------------
Wyoming--0.0%
       495,000   Lincoln County, WY Pollution Control
                 (PacifiCorp)(1)                             5.625     11/01/2021   06/01/2011(A)          495,282
        45,000   WY Community Devel. Authority(1)            5.600     06/01/2035   05/03/2011(C)           45,072
                                                                                                   ---------------
                                                                                                           540,354
                                                                                                   ---------------
Total Municipal Bonds and Notes (Cost $3,543,511,286)                                                3,445,946,715
Corporate Bonds and Notes--0.0%
        12,733   Delta Air Lines, Inc., Sr. Unsec.
                 Nts.(1,10) (Cost $12,606)                   8.000     12/01/2015           --              12,019


    Shares
--------------
Common Stocks--0.0%
        29,986   AbitibiBowater, Inc. (7,10)                                                               709,769
           180   Delta Air Lines, Inc. (7,10)                                                                2,268
                                                                                                   ---------------
Total Common Stocks (Cost $673,932)                                                                        712,037


                 56 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                                        Value
                                                                                                   ---------------
Total Investments, at Value (Cost $3,544,197,824)-105.3%                                             3,446,670,771
Liabilities in Excess of Other Assets-(5.3)                                                           (174,599,903)
                                                                                                   ---------------
Net Assets-100.0%                                                                                  $ 3,272,070,868
                                                                                                   ===============

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     (A.) Optional call date; corresponds to the most conservative yield calculation.

     (B.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     (C.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

     (D.) Date of mandatory put.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Issue is in default. See accompanying Notes.

(7.) Non-income producing security.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,497,600 or 0.32% of the Fund's net assets as of December 31, 2010.

(9.) When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See accompanying Notes.

(10.) Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                           LEVEL 2--
                             LEVEL 1--        OTHER         LEVEL 3--
                            UNADJUSTED     SIGNIFICANT    SIGNIFICANT
                              QUOTED       OBSERVABLE     UNOBSERVABLE
                              PRICES         INPUTS          INPUTS          VALUE
                            ----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                   $     --    $   58,602,827   $        --    $   58,602,827
   Alaska                          --        15,887,208            --        15,887,208
   Arizona                         --       110,267,841            --       110,267,841
   Arkansas                        --         1,690,505            --         1,690,505
   California                      --       416,761,338            --       416,761,338
   Colorado                        --        21,194,007            --        21,194,007
   Connecticut                     --        10,998,924            --        10,998,924
   Delaware                        --           204,812            --           204,812
   District of Columbia            --        36,639,122            --        36,639,122
   Florida                         --       233,278,085            --       233,278,085


                  57 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Georgia                         --        87,375,050            --        87,375,050
   Hawaii                          --        50,653,223            --        50,653,223
   Idaho                           --         3,493,223            --         3,493,223
   Illinois                        --       364,595,210            --       364,595,210
   Indiana                         --        31,845,353            --        31,845,353
   Iowa                            --         2,871,936            --         2,871,936
   Kansas                          --        36,020,657            --        36,020,657
   Kentucky                        --        30,807,866            --        30,807,866
   Louisiana                       --       142,091,840            --       142,091,840
   Maine                           --           400,733            20           400,753
   Maryland                        --        10,841,710            --        10,841,710
   Massachusetts                   --        29,613,507        41,935        29,655,442
   Michigan                        --        92,040,042            --        92,040,042
   Minnesota                       --        64,269,033            --        64,269,033
   Mississippi                     --        11,340,831            --        11,340,831
   Missouri                        --        14,376,474            --        14,376,474
   Montana                         --         7,064,084            --         7,064,084
   Multi States                    --        23,374,700            --        23,374,700
   Nebraska                        --           193,320            --           193,320
   Nevada                          --        10,458,737            --        10,458,737
   New Hampshire                   --        81,668,476            --        81,668,476
   New Jersey                      --       104,712,224            --       104,712,224
   New Mexico                      --         2,227,342            --         2,227,342
   New York                        --        33,443,940            --        33,443,940
   North Carolina                  --        13,609,157            --        13,609,157
   North Dakota                    --        11,219,639            --        11,219,639
   Ohio                            --       123,783,701            --       123,783,701
   Oklahoma                        --         4,795,228            --         4,795,228
   Oregon                          --         1,572,496            --         1,572,496
   Pennsylvania                    --       213,449,705            --       213,449,705
   Rhode Island                    --        76,315,901            --        76,315,901
   South Carolina                  --        26,216,548            --        26,216,548
   South Dakota                    --        26,917,864            --        26,917,864
   Tennessee                       --        46,090,987            --        46,090,987
   Texas                           --       251,202,493     6,427,769       257,630,262
   U.S. Possessions                --       262,801,714            --       262,801,714
   Utah                            --         3,755,256            --         3,755,256
   Vermont                         --         4,280,577            --         4,280,577
   Virginia                        --        10,096,011            --        10,096,011
   Washington                      --       112,199,977            --       112,199,977
   West Virginia                   --        29,751,640            --        29,751,640
   Wisconsin                       --        79,573,563            --        79,573,563
   Wyoming                         --           540,354            --           540,354
Corporate Bonds and Notes          --            12,019            --            12,019
Common Stocks                 712,037                --            --           712,037
                            ----------   --------------   ------------   --------------
Total Assets                 $712,037    $3,439,489,010    $6,469,724    $3,446,670,771
                            ----------   --------------   ------------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                  58 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
ACTS      Adult Communities Total Services
AHC       Aurora Health Center
AHF       American Housing Foundation
AMCS      Aurora Medical Center of Sheboygan County
AUS       Allegheny United Hospital
BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
BLMC      Bethesda Lutheran Medical Center
CDA       Communities Devel. Authority
CHFTEH    Catholic Housing for the Elderly & Handicapped
CHHC      Community Health & Home Care
COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
DKH       Day Kimball Hospital
DRH       D.R. Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FRS       Family Rehabilitation Services (Hancock Manor)
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GHS       Gaston Health Services
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSJH      HealthEast St. Joseph's Hospital
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
MA        Mercy Alliance


                  59 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

MAstdC    Mercy Assisted Care
MCP       Medical College Of Pennsylvania
MHF       Miriam Hospital Foundation
MHSC      Mercy Health System Corp.
NH        Northgate Housing
NSU       Northeastern State University
NY/NJ     New York/New Jersey
NYC       New York City
OHP       Oakwood Health Promotions
OHS       Oakwood Healthcare System
OUH       Oakwood United Hospitals
PP        Professionals PRN, Inc.
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center
RIH       Rhode Island Hospital
RIHF      Rhode Island Hospital Foundation
ROLs      Residual Option Longs
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility
SANC      St. Anne's Nursing Center
SCIC      Scottsdale Captive Insurance Company
SEAM      Sociedad Espanola de Auxilio Mutuo
SHC       Scottsdale Healthcare Corp.
SHH       Scottsdale Healthcare Hospitals
SHRC      Scottsdale Healthcare Realty Corp.
SJR       St. Joseph Residence
SJRNC     St. Johns Rehabilitation and Nursing Center
SLMC      St. Luke's Medical Center
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
TMH       The Miriam Hospital
UHHS      University Hospitals Health System
UMSA      Unicorporated Municipal Service Area
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VMNRC     Villa Marina Nursing & Rehabilitation Center

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is


                  60 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED
                        OR DELAYED
                         DELIVERY
                          BASIS
                       TRANSACTIONS
                       ------------
Purchased securities    $24,859,792

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the


                  61 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $138,265,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $254,321,392 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $138,265,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                COUPON    MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                                           RATE(2)      DATE        VALUE
----------------   ---------------------------------------------------------   --------   --------   ------------
$     12,035,000   AZ Health Facilities Authority ROLs(3)                        6.651%     1/1/30   $ 12,522,418
      25,000,000   CA Health Facilities Financing Authority(3)                   9.084    11/15/31     26,903,500
      16,485,000   Chicago, IL Board of Education ROLs(3)                        8.254     12/1/24     17,189,734
       5,050,000   Chicago, IL O'Hare International Airport ROLs(3)              8.609      1/1/16      5,128,881
       6,900,000   FL HFC ROLs(3)                                                4.609      1/1/37      7,908,366
       7,425,000   GA George L. Smith II World Congress Center Authority
                   ROLs(3)                                                       5.929      7/1/20      7,510,982
      17,500,000   Montgomery County, PA IDA ROLs(3)                             9.054      8/1/30     18,851,700
       6,820,000   RI Student Loan Authority(3)                                  9.369     12/1/23      6,826,138
       5,240,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
                   DRIVERS                                                       8.920     12/1/38      5,817,972
       2,925,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
                   DRIVERS                                                      13.005      6/1/39      3,245,990
       1,400,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
                   ROLs                                                         14.686     12/1/38      1,617,196
       1,020,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
                   ROLs(3)                                                      15.682      6/1/39      1,158,710
       1,165,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
                   ROLs(3)                                                      14.644     12/1/38      1,374,805
                                                                                                     ------------
                                                                                                     $116,056,392
                                                                                                     ============


                  62 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 59 and 60 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $123,055,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $10,910,238
Market Value                        $ 6,758,482
Market Value as a % of Net Assets          0.21%

RESTRICTED SECURITIES

As of December 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,404,738,525(1)
                                 ==============
Gross unrealized appreciation    $   46,237,209
Gross unrealized depreciation      (148,174,289)
                                 --------------
Net unrealized depreciation      $ (101,937,080)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $143,869,326, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                  63 | Oppenheimer Limited Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011